Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Nov 1, 2011
Registrant Name	dei_EntityRegistrantName	Lincoln Advisors Trust
Central Index Key	dei_EntityCentralIndexKey	0001524692
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov 1, 2011
Document Effective Date	dei_DocumentEffectiveDate	Nov 1, 2011
Prospectus Date	rr_ProspectusDate	Nov 1, 2011

Presidential Protected Profile 2010 Fund
PresidentialSM Protected Profile 2010 Fund (Class A, Class C and Class I)
Investment Objective
The investment objective of the Fund is to seek the highest total return over time with an increased emphasis on capital preservation as the target date approaches. Thereafter, an emphasis will be placed on high current income with a secondary focus on capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Class A shares of eligible funds: more information about these and other discounts is available in the "Classes of Fund Shares" section on page of the Fund's prospectus or from your financial advisor. Unless you are eligible for a waiver, if you sell (redeem) your Class C shares of the fund during the first year, you will pay a CDSC of 0.50%.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Presidential Protected Profile 2010 Fund	Class A	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases	5.75%	none	none
Maximum Deferred Sales Charge (Load)	none	0.50%	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none	none	none
Redemption Fee	none	none	none
Exchange Fee	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Presidential Protected Profile 2010 Fund		Class A	Class C	Class I
Management Fee		0.40%	0.40%	0.40%
Distribution and/or Service (12b-1 fees)		0.25%	0.50%	none
Shareholder Service Fee		0.15%	0.15%	0.15%
Other Expenses	[1]	1.72%	1.72%	1.72%
Acquired Fund Fees and Expenses (AFFE)	[1]	0.17%	0.17%	0.17%
Total Annual Fund Operating Expenses		2.69%	2.94%	2.44%
Less Fee Waiver and Expense Reimbursement	[2]	(1.62%)	(1.62%)	(1.62%)
Total Annual Fund Operating Expenses (After Expense Reimbursement)		1.07%	1.32%	0.82%
[1]	"Other Expenses" and "AFFE" are based on estimated amounts for the current fiscal year.
[2]	Lincoln Investment Advisors Corporation (the "adviser") has contractually agreed to waive the following portion of its advisory fee for the Fund: 0.10% of average daily net assets of the Fund. The adviser has also contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding AFFE and Shareholder Service Fees) exceed 0.75% of average daily net assets of the Fund for Class A, 1.00% for Class C and 0.50% for Class I. Both agreements will continue at least through January 28, 2013 and cannot be terminated before that date without the mutual agreement of the Trust's board of trustees and the adviser.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund's shares for the time periods indicated and then redeem all your shares at the end of those periods (except where otherwise noted). The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. Your actual costs may be higher or lower than this example.

Expense Example - Presidential Protected Profile 2010 Fund (USD $)	1 year	3 years
Class A	678	1,217
Class C	184	757
Class I	84	605

Expense Example, No Redemption - (USD $)	1 year	3 years
Presidential Protected Profile 2010 Fund Class C	134	757

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. Because the Fund is newly organized, no portfolio turnover figures are available.

Principal Investment Strategies
The Fund operates under a fund of funds structure. Under normal market conditions, the Fund will invest 80% or more of its net assets in underlying funds, including exchange-traded funds ("underlying funds"). The Fund does not currently expect to invest in underlying funds advised by the adviser, although it may do so in the future. A significant portion of the Fund's net assets will be invested in underlying funds that employ a passive investment style i.e., index funds. The Fund's largest allocation will be to underlying funds that primarily invest in domestic and foreign equity securities, including large-, medium- and small-cap equities and both growth and value equity securities. The foreign equity securities held by the underlying funds will be from issuers in both developed and emerging markets. A smaller allocation will be made to underlying funds that primarily invest in domestic and global fixed income securities, including mortgage-backed and inflation-indexed bonds. The Fund will also employ an actively managed risk-management overlay ("protection sub-strategy") using up to 20% of its net assets. The protection sub-strategy consists of using hedging instruments (short positions in exchange-traded futures contracts) to manage overall portfolio volatility and to protect the majority of the Fund's portfolio securities. Futures contracts can be purchased or sold by the Fund for less than their contract value, allowing an efficient use of Fund assets for the protection sub-strategy. "Volatility" in this context means variance in the Fund's investment returns. The adviser selects individual futures contracts on equity indices of domestic and foreign markets that it believes will have prices that are negatively correlated to the Fund's equity exposure. The Fund will sell (short) futures contracts on these indices to decrease the Fund's aggregate economic exposure to equities based on the adviser's evaluation of market volatility and downside market risk. The short futures contracts increase in value as equity markets decline. The adviser will regularly adjust the level of exchange-traded futures contracts to manage the overall net risk level of the Fund. The Fund's target volatility of returns for the Fund will adjust over time in relation to the target date. The protection sub-strategy would allow for more volatility of the Fund's returns the further the Fund is from the target date, but seeks to more tightly control the volatility of the Fund's returns as the investor reaches retirement and as the investor ages. Even in periods of low volatility in the equity markets, the adviser will continue to use the hedging techniques to preserve gains after favorable market conditions and reduce losses in adverse market conditions. The Fund's investment in exchange-traded futures and their resulting costs could limit the upside participation of the Fund in strong, increasing markets relative to unhedged funds. In situations of extreme market volatility, the exchange-traded futures could potentially reduce the Fund's net economic exposure to equity securities to 0%. The Fund is designed for investors planning to retire close to the year 2010 (target date). The target date refers to the approximate year an investor in the Fund would plan to retire and likely stop making new investments in the Fund. Before investing in the Fund, an investor should consider in addition to age and retirement date, other factors such as the investor's risk tolerance, personal circumstances, and complete financial situation. The adviser invests the Fund in underlying funds in accordance with an asset allocation between equity securities and fixed income securities. Over time, the asset allocation model will change according to a predetermined "glide path" shown in the chart below. As the glide path shows, the Fund's asset mix becomes more conservative as time elapses. In addition, the glide path shows the Fund's target volatility of returns under the protection sub-strategy, which also becomes more conservative as time elapses. These factors reflect the desire to reduce investment risk and volatility as retirement approaches.
Yrs Before Retirement Date	-40	-39	-38	-37	-36	-35	-34	-33	-32	-31	-30	-29
Fixed Income	2	3	4	6	8	9	10	12	13	14	15	16
Equity	98	97	96	94	92	91	90	88	87	86	85	84
Volatility Target	16	16	16	15	15	15	15	14	14	14	14	14

Yrs Before Retirement Date	-28	-27	-26	-25	-24	-23	-22	-21	-20	-19	-18	-17
Fixed Income	17	19	21	23	25	26	27	28	28	29	30	31
Equity	83	81	79	77	75	74	73	72	72	71	70	69
Volatility Target	14	13	13	13	13	12	12	12	12	12	12	11

Yrs Before Retirement Date	-16	-15	-14	-13	-12	-11	-10	-9	-8	-7	-6	-5
Fixed Income	32	33	34	35	36	37	37	38	38	39	39	40
Equity	68	67	66	65	64	63	63	62	62	61	61	60
Volatility Target	11	11	11	11	11	10	10	10	10	10	10	10

Yrs Before Retirement Date	-4	-3	-2	-1
Fixed Income	41	42	43	44
Equity	59	58	57	56
Volatility Target	10	9	9	9

Retirement Date	0
Fixed Income	45
Equity	55
Volatility Target	9

Yrs After Retirement Date	1	2	3	4	5	6	7	8	9	10	11	12
Fixed Income	47	49	50	52	54	55	57	58	60	62	63	65
Equity	53	51	50	48	46	45	43	42	40	38	37	35
Volatility Target	8	8	8	8	8	8	8	8	7	7	7	7

Yrs After Retirement Date	13	14	15	16	17	18	19	20	21	22	23	24
Fixed Income	67	68	70	71	72	73	74	75	75	75	75	75
Equity	33	32	30	29	28	27	26	25	25	25	25	25
Volatility Target	6	6	6	6	6	6	5	5

Yrs After Retirement Date	25
Fixed Income	75
Equity	25
Volatility Target
After the Fund reaches its designated retirement year, it will continue to be managed according to an asset allocation model that becomes increasingly conservative over time, until approximately twenty years after retirement (landing date) when the Fund is expected to maintain a static allocation of approximately 25% of its assets in underlying funds that invest primarily in equity securities. At the landing date, as a result of the protection sub-strategy, the Fund's net economic exposure to equities may vary between a low of 0% in extreme market conditions and a high of 25% in more benign markets. Under normal market conditions, the adviser expects the Fund's aggregate economic exposure to equities at the landing date to be between 15% and 25%. On at least an annual basis, the adviser will reassess and make any necessary revisions in the Fund's asset allocation model, including revising the asset class weightings in the model. At that time, the level of exchange-traded futures held will be adjusted for any changes to the asset allocation model. This will ensure that the overall risk level of the Fund remains aligned with the protection sub-strategy and the current level of the adviser's assessment of overall market risk and general economic climate. The maximum amount of change to the model's asset class allocations that would be made in one year is plus or minus 10%. On a quarterly basis, the adviser will evaluate the need to add, remove and/or re-weight the underlying funds in the Fund's asset allocation model. The adviser will also periodically rebalance the weightings in the underlying funds held by the Fund to the asset allocation model. In general, the adviser does not anticipate making frequent changes in the asset allocation model and will not attempt to time the market. The amount of exchange-traded futures in the Fund will fluctuate daily based upon market conditions. During extreme market conditions, exchange-traded futures could reduce or even eliminate the Fund's equity exposure that is shown in the chart above. The Fund is non-diversified for purposes of the 1940 Act, and as a result may invest a greater percentage of its assets in a particular issuer than a diversified fund. However, through the underlying funds, the Fund owns a diversified mix of equity securities (stocks) and fixed income securities (bonds).

Principal Risks
All mutual funds carry a certain amount of risk. Accordingly, loss of money is a risk of investing in the Fund. Here are specific principal risks of investing in the Fund:
  Market Risk: Prices of securities held by the Fund may fall. As a result, your investment may decline in value and you could lose money.
  Asset Allocation Risk: The Fund maintains an asset allocation strategy and the amount invested in various asset classes of securities may change over time. The Fund is subject to the risk that the Fund may allocate assets to an asset class that underperforms other asset classes.
  Passive Management Risk: Underlying funds may use an indexing strategy and will not individually select securities. These types of underlying funds do not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term period of poor investment performance.
  Value Stocks Risk: Value stocks may never reach what is believed to be their full value, or may even go down in price. Value stocks tend to shift in and out of favor depending on market conditions, and as a result the Fund's performance my sometimes be lower than that of other types of funds.
  Growth Stocks Risks: The growth style may, over time, go in and out of favor. At times when the growth investing style is out of favor, the Fund may underperform other equity funds that use different investment styles.
  Small and Medium-Cap Companies Risk: Investing in the stock of medium and small-sized companies may involve greater risk than investing in larger companies. Historically, the price of small and medium capitalization stocks and stocks of recently organized companies have fluctuated more than larger capitalization stocks. Medium and small company stocks may trade less frequently and in limited volume resulting in fluctuating net asset values of the Fund's shares.
  Interest Rate Risk: The value of debt obligations will typically fluctuate with interest rate changes. These fluctuations can be greater for debt obligations with longer maturities. When interest rates rise, debt obligations will generally decline in value and you could lose money as a result. Periods of declining or low interest rates may negatively impact the Fund's yield.
  Credit Risk: Credit risk is the risk that the issuer of the debt obligation will be unable to make interest or principal payments on time. A decrease in an issuer's credit rating may cause a decline in the value of the debt obligations held.
  Call Risk: Call risk is the risk that a bond issuer will redeem its callable bonds before they mature. Call risk is greater during periods of falling interest rates because the bond issuer can call the debt and reissue the debt at a lower rate. This action may reduce the Fund's income because the Fund may have to reinvest the proceeds at lower interest rates.
  Mortgage-Backed Securities Risk: The value of the mortgage-backed securities (commercial and residential) may fluctuate significantly in response to changes in interest rates. In periods of falling interest rates, underlying mortgages may be paid early, lowering the potential total return, and, during periods of rising interest rates, the rate at which the underlying mortgages are pre-paid may slow unexpectedly, causing the maturity of the mortgage-backed securities to increase and their value to decline.
  Inflation Indexed Bond Risk: If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward and the interest payable will be reduced. When an inflation-indexed bond matures, the holder is paid the adjusted principal or original principal, whichever is greater. If nominal interest rates increase at a faster rate than inflation, the value of inflation-indexed bonds may decrease. Inflation-indexed securities may not be protected from short-term increases in inflation.
  Foreign Securities Risk: Foreign currency fluctuations and economic or financial instability could cause the value of the Fund's foreign investments to fluctuate. Investing in foreign securities involves the risk of loss from foreign government or political actions. Investing in foreign securities also involves risks resulting from the reduced availability of public information. Foreign investments may be less liquid and their prices more volatile than comparable investments in securities of U.S. issuers.
  Emerging Markets Risk: Risk of loss is typically higher for issuers in emerging markets. Emerging market countries may have especially unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Investments located in emerging markets tend to be less liquid, have more volatile prices and have significant potential for loss.
  Currency Risk: The value of the Fund's shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of foreign investments.
  Futures Risk: A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. The prices of futures contracts can be volatile, and futures contracts may be illiquid. In addition, there may be imperfect or even negative correlation between the price of the futures contracts and the price of the underlying securities. Losses on futures contracts may exceed the amount invested.
  Hedging Risk: Futures contracts held in short positions may not provide an effective hedge of the underlying securities or indices because changes in the prices of futures contracts may not track those of the securities or indices they are intended to hedge.
  Fund of Funds Risk: The investment performance of the Fund is affected by the investment performance of the underlying funds in which the Fund invests. The ability of the Fund to achieve its investment objective depends on the ability of the underlying funds to meet their investment objectives and on the adviser's decisions regarding the allocation of the Fund's assets among the underlying funds.
  Exchange-Traded Funds Risk: The risks of exchange traded funds (ETFs) generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in the price of the ETF being more volatile and ETFs have management fees that increase their costs.
  Non-Diversification Risk: The Fund is non-diversified, and, as a result may invest a greater portion of its assets in a particular issuer than a diversified fund. Therefore, the Fund's value may decrease because of a single investment or a small number of investments.

Fund Performance
The Fund is expected to commence operations on or about November 1, 2011. Once the Fund has at least one calendar year of performance, a bar chart and performance table will be included in the prospectus. Please note that the past performance of a Fund is not necessarily an indication of how the Fund will perform in the future.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Lincoln Advisors Trust
Prospectus Date	rr_ProspectusDate	Nov 1, 2011
Presidential Protected Profile 2010 Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.40%
Distribution and/or Service (12b-1 fees)	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Service Fee	rr_Component1OtherExpensesOverAssets	0.15%
Other Expenses	rr_OtherExpensesOverAssets	1.72%	[1]
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.17%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.69%
Less Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.62%)	[2]
Total Annual Fund Operating Expenses (After Expense Reimbursement)	rr_NetExpensesOverAssets	1.07%
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
1 year	rr_ExpenseExampleYear01	678
3 years	rr_ExpenseExampleYear03	1,217
Presidential Protected Profile 2010 Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	0.50%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.40%
Distribution and/or Service (12b-1 fees)	rr_DistributionAndService12b1FeesOverAssets	0.50%
Shareholder Service Fee	rr_Component1OtherExpensesOverAssets	0.15%
Other Expenses	rr_OtherExpensesOverAssets	1.72%	[1]
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.17%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.94%
Less Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.62%)	[2]
Total Annual Fund Operating Expenses (After Expense Reimbursement)	rr_NetExpensesOverAssets	1.32%
1 year	rr_ExpenseExampleYear01	184
3 years	rr_ExpenseExampleYear03	757
1 year	rr_ExpenseExampleNoRedemptionYear01	134
3 years	rr_ExpenseExampleNoRedemptionYear03	757
Presidential Protected Profile 2010 Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.40%
Distribution and/or Service (12b-1 fees)	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Service Fee	rr_Component1OtherExpensesOverAssets	0.15%
Other Expenses	rr_OtherExpensesOverAssets	1.72%	[1]
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.17%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.44%
Less Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.62%)	[2]
Total Annual Fund Operating Expenses (After Expense Reimbursement)	rr_NetExpensesOverAssets	0.82%
1 year	rr_ExpenseExampleYear01	84
3 years	rr_ExpenseExampleYear03	605
Presidential Protected Profile 2010 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PresidentialSM Protected Profile 2010 Fund (Class A, Class C and Class I)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The investment objective of the Fund is to seek the highest total return over time with an increased emphasis on capital preservation as the target date approaches. Thereafter, an emphasis will be placed on high current income

Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	with a secondary focus on capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Class A shares of eligible funds: more information about these and other discounts is available in the "Classes of Fund Shares" section on page of the Fund's prospectus or from your financial advisor. Unless you are eligible for a waiver, if you sell (redeem) your Class C shares of the fund during the first year, you will pay a CDSC of 0.50%.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 28, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. Because the Fund is newly organized, no portfolio turnover figures are available.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible funds:
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other Expenses" and "AFFE" are based on estimated amounts for the current fiscal year
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund's shares for the time periods indicated and then redeem all your shares at the end of those periods (except where otherwise noted). The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. Your actual costs may be higher or lower than this example.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund operates under a fund of funds structure. Under normal market conditions, the Fund will invest 80% or more of its net assets in underlying funds, including exchange-traded funds ("underlying funds"). The Fund does not currently expect to invest in underlying funds advised by the adviser, although it may do so in the future. A significant portion of the Fund's net assets will be invested in underlying funds that employ a passive investment style i.e., index funds. The Fund's largest allocation will be to underlying funds that primarily invest in domestic and foreign equity securities, including large-, medium- and small-cap equities and both growth and value equity securities. The foreign equity securities held by the underlying funds will be from issuers in both developed and emerging markets. A smaller allocation will be made to underlying funds that primarily invest in domestic and global fixed income securities, including mortgage-backed and inflation-indexed bonds. The Fund will also employ an actively managed risk-management overlay ("protection sub-strategy") using up to 20% of its net assets. The protection sub-strategy consists of using hedging instruments (short positions in exchange-traded futures contracts) to manage overall portfolio volatility and to protect the majority of the Fund's portfolio securities. Futures contracts can be purchased or sold by the Fund for less than their contract value, allowing an efficient use of Fund assets for the protection sub-strategy. "Volatility" in this context means variance in the Fund's investment returns. The adviser selects individual futures contracts on equity indices of domestic and foreign markets that it believes will have prices that are negatively correlated to the Fund's equity exposure. The Fund will sell (short) futures contracts on these indices to decrease the Fund's aggregate economic exposure to equities based on the adviser's evaluation of market volatility and downside market risk. The short futures contracts increase in value as equity markets decline. The adviser will regularly adjust the level of exchange-traded futures contracts to manage the overall net risk level of the Fund. The Fund's target volatility of returns for the Fund will adjust over time in relation to the target date. The protection sub-strategy would allow for more volatility of the Fund's returns the further the Fund is from the target date, but seeks to more tightly control the volatility of the Fund's returns as the investor reaches retirement and as the investor ages. Even in periods of low volatility in the equity markets, the adviser will continue to use the hedging techniques to preserve gains after favorable market conditions and reduce losses in adverse market conditions. The Fund's investment in exchange-traded futures and their resulting costs could limit the upside participation of the Fund in strong, increasing markets relative to unhedged funds. In situations of extreme market volatility, the exchange-traded futures could potentially reduce the Fund's net economic exposure to equity securities to 0%. The Fund is designed for investors planning to retire close to the year 2010 (target date). The target date refers to the approximate year an investor in the Fund would plan to retire and likely stop making new investments in the Fund. Before investing in the Fund, an investor should consider in addition to age and retirement date, other factors such as the investor's risk tolerance, personal circumstances, and complete financial situation. The adviser invests the Fund in underlying funds in accordance with an asset allocation between equity securities and fixed income securities. Over time, the asset allocation model will change according to a predetermined "glide path" shown in the chart below. As the glide path shows, the Fund's asset mix becomes more conservative as time elapses. In addition, the glide path shows the Fund's target volatility of returns under the protection sub-strategy, which also becomes more conservative as time elapses. These factors reflect the desire to reduce investment risk and volatility as retirement approaches.
Yrs Before Retirement Date	-40	-39	-38	-37	-36	-35	-34	-33	-32	-31	-30	-29
Fixed Income	2	3	4	6	8	9	10	12	13	14	15	16
Equity	98	97	96	94	92	91	90	88	87	86	85	84
Volatility Target	16	16	16	15	15	15	15	14	14	14	14	14

Yrs Before Retirement Date	-28	-27	-26	-25	-24	-23	-22	-21	-20	-19	-18	-17
Fixed Income	17	19	21	23	25	26	27	28	28	29	30	31
Equity	83	81	79	77	75	74	73	72	72	71	70	69
Volatility Target	14	13	13	13	13	12	12	12	12	12	12	11

Yrs Before Retirement Date	-16	-15	-14	-13	-12	-11	-10	-9	-8	-7	-6	-5
Fixed Income	32	33	34	35	36	37	37	38	38	39	39	40
Equity	68	67	66	65	64	63	63	62	62	61	61	60
Volatility Target	11	11	11	11	11	10	10	10	10	10	10	10

Yrs Before Retirement Date	-4	-3	-2	-1
Fixed Income	41	42	43	44
Equity	59	58	57	56
Volatility Target	10	9	9	9

Retirement Date	0
Fixed Income	45
Equity	55
Volatility Target	9

Yrs After Retirement Date	1	2	3	4	5	6	7	8	9	10	11	12
Fixed Income	47	49	50	52	54	55	57	58	60	62	63	65
Equity	53	51	50	48	46	45	43	42	40	38	37	35
Volatility Target	8	8	8	8	8	8	8	8	7	7	7	7

Yrs After Retirement Date	13	14	15	16	17	18	19	20	21	22	23	24
Fixed Income	67	68	70	71	72	73	74	75	75	75	75	75
Equity	33	32	30	29	28	27	26	25	25	25	25	25
Volatility Target	6	6	6	6	6	6	5	5

Yrs After Retirement Date	25
Fixed Income	75
Equity	25
Volatility Target
After the Fund reaches its designated retirement year, it will continue to be managed according to an asset allocation model that becomes increasingly conservative over time, until approximately twenty years after retirement (landing date) when the Fund is expected to maintain a static allocation of approximately 25% of its assets in underlying funds that invest primarily in equity securities. At the landing date, as a result of the protection sub-strategy, the Fund's net economic exposure to equities may vary between a low of 0% in extreme market conditions and a high of 25% in more benign markets. Under normal market conditions, the adviser expects the Fund's aggregate economic exposure to equities at the landing date to be between 15% and 25%. On at least an annual basis, the adviser will reassess and make any necessary revisions in the Fund's asset allocation model, including revising the asset class weightings in the model. At that time, the level of exchange-traded futures held will be adjusted for any changes to the asset allocation model. This will ensure that the overall risk level of the Fund remains aligned with the protection sub-strategy and the current level of the adviser's assessment of overall market risk and general economic climate. The maximum amount of change to the model's asset class allocations that would be made in one year is plus or minus 10%. On a quarterly basis, the adviser will evaluate the need to add, remove and/or re-weight the underlying funds in the Fund's asset allocation model. The adviser will also periodically rebalance the weightings in the underlying funds held by the Fund to the asset allocation model. In general, the adviser does not anticipate making frequent changes in the asset allocation model and will not attempt to time the market. The amount of exchange-traded futures in the Fund will fluctuate daily based upon market conditions. During extreme market conditions, exchange-traded futures could reduce or even eliminate the Fund's equity exposure that is shown in the chart above. The Fund is non-diversified for purposes of the 1940 Act, and as a result may invest a greater percentage of its assets in a particular issuer than a diversified fund. However, through the underlying funds, the Fund owns a diversified mix of equity securities (stocks) and fixed income securities (bonds).

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
All mutual funds carry a certain amount of risk. Accordingly, loss of money is a risk of investing in the Fund. Here are specific principal risks of investing in the Fund:
  Market Risk: Prices of securities held by the Fund may fall. As a result, your investment may decline in value and you could lose money.
  Asset Allocation Risk: The Fund maintains an asset allocation strategy and the amount invested in various asset classes of securities may change over time. The Fund is subject to the risk that the Fund may allocate assets to an asset class that underperforms other asset classes.
  Passive Management Risk: Underlying funds may use an indexing strategy and will not individually select securities. These types of underlying funds do not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term period of poor investment performance.
  Value Stocks Risk: Value stocks may never reach what is believed to be their full value, or may even go down in price. Value stocks tend to shift in and out of favor depending on market conditions, and as a result the Fund's performance my sometimes be lower than that of other types of funds.
  Growth Stocks Risks: The growth style may, over time, go in and out of favor. At times when the growth investing style is out of favor, the Fund may underperform other equity funds that use different investment styles.
  Small and Medium-Cap Companies Risk: Investing in the stock of medium and small-sized companies may involve greater risk than investing in larger companies. Historically, the price of small and medium capitalization stocks and stocks of recently organized companies have fluctuated more than larger capitalization stocks. Medium and small company stocks may trade less frequently and in limited volume resulting in fluctuating net asset values of the Fund's shares.
  Interest Rate Risk: The value of debt obligations will typically fluctuate with interest rate changes. These fluctuations can be greater for debt obligations with longer maturities. When interest rates rise, debt obligations will generally decline in value and you could lose money as a result. Periods of declining or low interest rates may negatively impact the Fund's yield.
  Credit Risk: Credit risk is the risk that the issuer of the debt obligation will be unable to make interest or principal payments on time. A decrease in an issuer's credit rating may cause a decline in the value of the debt obligations held.
  Call Risk: Call risk is the risk that a bond issuer will redeem its callable bonds before they mature. Call risk is greater during periods of falling interest rates because the bond issuer can call the debt and reissue the debt at a lower rate. This action may reduce the Fund's income because the Fund may have to reinvest the proceeds at lower interest rates.
  Mortgage-Backed Securities Risk: The value of the mortgage-backed securities (commercial and residential) may fluctuate significantly in response to changes in interest rates. In periods of falling interest rates, underlying mortgages may be paid early, lowering the potential total return, and, during periods of rising interest rates, the rate at which the underlying mortgages are pre-paid may slow unexpectedly, causing the maturity of the mortgage-backed securities to increase and their value to decline.
  Inflation Indexed Bond Risk: If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward and the interest payable will be reduced. When an inflation-indexed bond matures, the holder is paid the adjusted principal or original principal, whichever is greater. If nominal interest rates increase at a faster rate than inflation, the value of inflation-indexed bonds may decrease. Inflation-indexed securities may not be protected from short-term increases in inflation.
  Foreign Securities Risk: Foreign currency fluctuations and economic or financial instability could cause the value of the Fund's foreign investments to fluctuate. Investing in foreign securities involves the risk of loss from foreign government or political actions. Investing in foreign securities also involves risks resulting from the reduced availability of public information. Foreign investments may be less liquid and their prices more volatile than comparable investments in securities of U.S. issuers.
  Emerging Markets Risk: Risk of loss is typically higher for issuers in emerging markets. Emerging market countries may have especially unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Investments located in emerging markets tend to be less liquid, have more volatile prices and have significant potential for loss.
  Currency Risk: The value of the Fund's shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of foreign investments.
  Futures Risk: A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. The prices of futures contracts can be volatile, and futures contracts may be illiquid. In addition, there may be imperfect or even negative correlation between the price of the futures contracts and the price of the underlying securities. Losses on futures contracts may exceed the amount invested.
  Hedging Risk: Futures contracts held in short positions may not provide an effective hedge of the underlying securities or indices because changes in the prices of futures contracts may not track those of the securities or indices they are intended to hedge.
  Fund of Funds Risk: The investment performance of the Fund is affected by the investment performance of the underlying funds in which the Fund invests. The ability of the Fund to achieve its investment objective depends on the ability of the underlying funds to meet their investment objectives and on the adviser's decisions regarding the allocation of the Fund's assets among the underlying funds.
  Exchange-Traded Funds Risk: The risks of exchange traded funds (ETFs) generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in the price of the ETF being more volatile and ETFs have management fees that increase their costs.
  Non-Diversification Risk: The Fund is non-diversified, and, as a result may invest a greater portion of its assets in a particular issuer than a diversified fund. Therefore, the Fund's value may decrease because of a single investment or a small number of investments.

Risk Lose Money [Text]	rr_RiskLoseMoney	Accordingly, loss of money is a risk of investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk: The Fund is non-diversified, and, as a result may invest a greater portion of its assets in a particular issuer than a diversified fund. Therefore, the Fund's value may decrease because of a single investment or a small number of investments.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The Fund is expected to commence operations on or about November 1, 2011. Once the Fund has at least one calendar year of performance, a bar chart and performance table will be included in the prospectus. Please note that the past performance of a Fund is not necessarily an indication of how the Fund will perform in the future.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund is expected to commence operations on or about November 1, 2011. Once the Fund has at least one calendar year of performance, a bar chart and performance table will be included in the prospectus.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Please note that the past performance of a Fund is not necessarily an indication of how the Fund will perform in the future.

[1]	"Other Expenses" and "AFFE" are based on estimated amounts for the current fiscal year.
[2]	Lincoln Investment Advisors Corporation (the "adviser") has contractually agreed to waive the following portion of its advisory fee for the Fund: 0.10% of average daily net assets of the Fund. The adviser has also contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding AFFE and Shareholder Service Fees) exceed 0.75% of average daily net assets of the Fund for Class A, 1.00% for Class C and 0.50% for Class I. Both agreements will continue at least through January 28, 2013 and cannot be terminated before that date without the mutual agreement of the Trust's board of trustees and the adviser.

Presidential Protected Profile 2020 Fund
PresidentialSM Protected Profile 2020 Fund (Class A, Class C and Class I)
Investment Objective
The investment objective of the Fund is to seek the highest total return over time with an increased emphasis on capital preservation as the target date approaches. Thereafter, an emphasis will be placed on high current income with a secondary focus on capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Class A shares of eligible funds; more information about these and other discounts is available in the "Classes of Fund Shares" section on page of the Fund's prospectus or from your financial advisor. Unless you are eligible for a waiver, if you sell (redeem) your Class C shares of the fund during the first year, you will pay a CDSC of 0.50%.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Presidential Protected Profile 2020 Fund	Class A	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases	5.75%	none	none
Maximum Deferred Sales Charge (Load)	none	0.50%	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none	none	none
Redemption Fee	none	none	none
Exchange Fee	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Presidential Protected Profile 2020 Fund		Class A	Class C	Class I
Management Fee		0.40%	0.40%	0.40%
Distribution and/or Service (12b-1 fees)		0.25%	0.50%	none
Shareholder Service Fee		0.15%	0.15%	0.15%
Other Expenses	[1]	0.86%	0.86%	0.86%
Acquired Fund Fees and Expenses (AFFE)	[1]	0.17%	0.17%	0.17%
Total Annual Fund Operating Expenses		1.83%	2.08%	1.58%
Less Fee Waiver and Expense Reimbursement	[2]	(0.76%)	(0.76%)	(0.76%)
Total Annual Fund Operating Expenses (After Expense Reimbursement)		1.07%	1.32%	0.82%
[1]	"Other Expenses" and "AFFE" are based on estimated amounts for the current fiscal year.
[2]	Lincoln Investment Advisors Corporation (the "adviser") has contractually agreed to waive the following portion of its advisory fee for the Fund: 0.10% of average daily net assets of the Fund. The adviser has also contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding AFFE and Shareholder Service Fees) exceed 0.75% of average daily net assets of the Fund for Class A, 1.00% for Class C and 0.50% for Class I. Both agreements will continue at least through January 28, 2013 and cannot be terminated before that date without the mutual agreement of the trust's board of trustees and the adviser.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund's shares for the time periods indicated and then redeem all your shares at the end of those periods (except where otherwise noted). The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. Your actual costs may be higher or lower than this example.

Expense Example - Presidential Protected Profile 2020 Fund (USD $)	1 year	3 years
Class A	678	1,048
Class C	184	578
Class I	84	424

Expense Example, No Redemption - (USD $)	1 year	3 years
Presidential Protected Profile 2020 Fund Class C	134	578

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. Because the Fund is newly organized, no portfolio turnover figures are available.

Principal Investment Strategies
The Fund operates under a "fund of funds" structure. Under normal market conditions the Fund will invest 80% or more of its net assets in underlying funds, including exchange traded funds ("underlying funds'). The Fund does not currently expect to invest in underlying funds advised by the adviser, although it may do so in the future. A significant portion of the Fund's net assets will be invested in underlying funds that employ a passive investment style(i.e., index funds. The Fund's largest allocation will be to underlying funds that primarily invest in domestic and foreign equity securities, including large-, medium- and small-cap equities and both growth and value equity securities. The foreign equity securities held by the underlying funds will be from issuers in both developed and emerging markets. A smaller allocation will be made to underlying funds that primarily invest in domestic and global fixed income securities, including mortgage-backed and inflation-indexed bonds. The Fund will also employ an actively managed risk-management overlay ("protection sub-strategy") using up to 20% of its net assets. The protection sub-strategy consists of using hedging instruments (short positions in exchange-traded futures contracts) to manage overall portfolio volatility and to protect the majority of the Fund's portfolio securities. Futures contracts can be purchased or sold by the Fund for less than their contract value, allowing an efficient use of Fund assets for the protection sub-strategy. "Volatility" in this context means variance in the Fund's investment returns. The adviser selects individual futures contracts on equity indices of domestic and foreign markets that it believes will have prices that are negatively correlated to the Fund's equity exposure. The Fund will sell (short) futures contracts on these indices to decrease the Fund's aggregate economic exposure to equities based on the adviser's evaluation of market volatility and downside market risk. The short futures contracts increase in value as equity markets decline. The adviser will regularly adjust the level of exchange-traded futures contracts to manage the overall net risk level of the Fund. The adviser's target volatility of returns for the Fund will adjust over time in relation to the target date. The protection sub-strategy would allow for more volatility of the Fund's returns the further the Fund is from the target date, but seeks to more tightly control the volatility of the Fund's returns as the investor reaches retirement and as the investor ages. Even in periods of low volatility in the equity markets, the adviser will continue to use the hedging techniques to preserve gains after favorable market conditions and reduce losses in adverse market conditions. The Fund's investment in exchange-traded futures and their resulting costs could limit the upside participation of the Fund in strong, increasing markets relative to unhedged funds. In situations of extreme market volatility, the exchange-traded futures could potentially reduce the Fund's net economic exposure to equity securities to 0%.The Fund is designed for investors planning to retire close to the year 2020 (target date). The target date refers to the approximate year an investor in the Fund would plan to retire and likely stop making new investments in the Fund. Before investing in the Fund, an investor should consider in addition to age and retirement date, other factors such as the investor's risk tolerance, personal circumstances, and complete financial situation. The adviser invests the Fund in underlying funds in accordance with an asset allocation between equity securities and fixed income securities. Over time, the asset allocation model will change according to a predetermined "glide path" shown in the chart below. As the glide path shows, the Fund's asset mix becomes more conservative as time elapses. In addition, the glide path shows the Fund's target volatility of returns under the protection sub-strategy, which also becomes more conservative as time elapses. These features reflect the desire to reduce investment risk and volatility as retirement approaches.
Yrs Before Retirement Date	-40	-39	-38	-37	-36	-35	-34	-33	-32	-31	-30	-29
Fixed Income	2	3	4	6	8	9	10	12	13	14	15	16
Equity	98	97	96	94	92	91	90	88	87	86	85	84
Volatility Target	16	16	16	15	15	15	15	14	14	14	14	14

Yrs Before Retirement Date	-28	-27	-26	-25	-24	-23	-22	-21	-20	-19	-18	-17
Fixed Income	17	19	21	23	25	26	27	28	28	29	30	31
Equity	83	81	79	77	75	74	73	72	72	71	70	69
Volatility Target	14	13	13	13	13	12	12	12	12	12	12	11

Yrs Before Retirement Date	-16	-15	-14	-13	-12	-11	-10	-9	-8	-7	-6	-5
Fixed Income	32	33	34	35	36	37	37	38	38	39	39	40
Equity	68	67	66	65	64	63	63	62	62	61	61	60
Volatility Target	11	11	11	11	11	10	10	10	10	10	10	10

Yrs Before Retirement Date	-4	-3	-2	-1
Fixed Income	41	42	43	44
Equity	59	58	57	56
Volatility Target	10	9	9	9

Retirement Date	0
Fixed Income	45
Equity	55
Volatility Target	9

Yrs After Retirement Date	1	2	3	4	5	6	7	8	9	10	11	12
Fixed Income	47	49	50	52	54	55	57	58	60	62	63	65
Equity	53	51	50	48	46	45	43	42	40	38	37	35
Volatility Target	8	8	8	8	8	8	8	8	7	7	7	7

Yrs After Retirement Date	13	14	15	16	17	18	19	20	21	22	23	24
Fixed Income	67	68	70	71	72	73	74	75	75	75	75	75
Equity	33	32	30	29	28	27	26	25	25	25	25	25
Volatility Target	6	6	6	6	6	6	5	5

Yrs After Retirement Date	25
Fixed Income	75
Equity	25
Volatility Target
After the Fund reaches is designated retirement year, it will continue to be managed according to an asset allocation model that becomes increasingly conservative over time, until approximately twenty years after retirement (landing date) when the Fund is expected to maintain a static allocation of approximately 25% of its assets in underlying funds that invest primarily in equity securities. At the landing date, as a result of the protection sub-strategy, the Fund's net economic exposure to equities may vary between a low of 0% in extreme market conditions and a high of 25% in more benign markets. Under normal market conditions, the adviser expects the Fund's aggregate economic exposure to equities at the landing date to be between 15% and 25%. On at least an annual basis, the adviser will reassess and make any necessary revisions in the Fund's asset allocation model, including revising the asset class weightings in the model. At that time, the level of exchange-traded futures held will be adjusted for any changes to the asset allocation model. This will ensure that the overall risk level of the Fund remains aligned with the protection sub-strategy and the current level of the adviser's assessment of overall market risk and general economic climate. The maximum amount of change to the model's asset class allocations that would be made in one year is plus or minus 10%. On a quarterly basis, the adviser will evaluate the need to add, remove and/or re-weight the underlying funds in the Fund's asset allocation model. The adviser will also periodically rebalance the weightings in the underlying funds held by the Fund to the asset allocation model. In general, the adviser does not anticipate making frequent changes in the asset allocation model and will not attempt to time the market. The amount of exchange-traded futures in the Fund will fluctuate daily based upon market conditions. During extreme market conditions, exchange-traded futures could reduce or even eliminate the Fund's equity exposure that is shown in the chart above. The Fund is non-diversified for purposes of the 1940 Act, and as a result may invest a greater percentage of its assets in a particular issuer than a diversified Fund. However, through the underlying funds, the Fund owns a diversified mix of equity securities (stocks) and fixed income securities (bonds).

Principal Risks
All mutual funds carry a certain amount of risk. Accordingly, loss of money is a risk of investing in the Fund. Here are specific principal risks of investing in the Fund:
  Market Risk: Prices of securities held by the Fund may fall. As a result, your investment may decline in value and you could lose money.
  Asset Allocation Risk: The Fund maintains an asset allocation strategy and the amount invested in various asset classes of securities may change over time. The Fund is subject to the risk that the Fund may allocate assets to an asset class that underperforms other asset classes.
  Passive Management Risk: Underlying funds may use an indexing strategy and will not individually select securities. These types of underlying funds do not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term period of poor investment performance.
  Value Stocks Risk: Value stocks may never reach what is believed to be their full value, or may even go down in price. Value stocks tend to shift in and out of favor depending on market conditions, and as a result the Fund's performance my sometimes be lower than that of other types of funds.
  Growth Stocks Risks: The growth style may, over time, go in and out of favor. At times when the growth investing style is out of favor, the Fund may underperform other equity funds that use different investment styles.
  Small and Medium-Cap Companies Risk: Investing in the stock of medium and small-sized companies may involve greater risk than investing in larger companies. Historically, the price of small and medium capitalization stocks and stocks of recently organized companies have fluctuated more than larger capitalization stocks. Medium and small company stocks may trade less frequently and in limited volume resulting in fluctuating net asset values of the Fund's shares.
  Interest Rate Risk: The value of debt obligations will typically fluctuate with interest rate changes. These fluctuations can be greater for debt obligations with longer maturities. When interest rates rise, debt obligations will generally decline in value and you could lose money as a result. Periods of declining or low interest rates may negatively impact the Fund's yield.
  Credit Risk: Credit risk is the risk that the issuer of the debt obligation will be unable to make interest or principal payments on time. A decrease in an issuer's credit rating may cause a decline in the value of the debt obligations held.
  Call Risk: Call risk is the risk that a bond issuer will redeem its callable bonds before they mature. Call risk is greater during periods of falling interest rates because the bond issuer can call the debt and reissue the debt at a lower rate. This action may reduce the Fund's income because the Fund may have to reinvest the proceeds at lower interest rates.
  Mortgage-Backed Securities Risk: The value of the mortgage-backed securities (commercial and residential) may fluctuate significantly in response to changes in interest rates. In periods of falling interest rates, underlying mortgages may be paid early, lowering the potential total return, and, during periods of rising interest rates, the rate at which the underlying mortgages are pre-paid may slow unexpectedly, causing the maturity of the mortgage-backed securities to increase and their value to decline.
  Inflation Indexed Bond Risk: If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward and the interest payable will be reduced. When an inflation-indexed bond matures, the holder is paid the adjusted principal or original principal, whichever is greater. If nominal interest rates increase at a faster rate than inflation, the value of inflation-indexed bonds may decrease. Inflation-indexed securities may not be protected from short-term increases in inflation.
  Foreign Securities Risk: Foreign currency fluctuations and economic or financial instability could cause the value of the Fund's foreign investments to fluctuate. Investing in foreign securities involves the risk of loss from foreign government or political actions. Investing in foreign securities also involves risks resulting from the reduced availability of public information. Foreign investments may be less liquid and their prices more volatile than comparable investments in securities of U.S. issuers.
  Emerging Markets Risk: Risk of loss is typically higher for issuers in emerging markets. Emerging market countries may have especially unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Investments located in emerging markets tend to be less liquid, have more volatile prices and have significant potential for loss.
  Currency Risk: The value of the Fund's shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of foreign investments.
  Futures Risk: A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. The prices of futures contracts can be volatile, and futures contracts may be illiquid. In addition, there may be imperfect or even negative correlation between the price of the futures contracts and the price of the underlying securities. Losses on futures contracts may exceed the amount invested.
  Hedging Risk: Futures contracts held in short positions may not provide an effective hedge of the underlying securities or indices because changes in the prices of futures contracts may not track those of the securities or indices they are intended to hedge.
  Fund of Funds Risk: The investment performance of the Fund is affected by the investment performance of the underlying funds in which the Fund invests. The ability of the Fund to achieve its investment objective depends on the ability of the underlying funds to meet their investment objectives and on the adviser's decisions regarding the allocation of the Fund's assets among the underlying funds.
  Exchange-Traded Funds Risk: The risks of exchange traded funds (ETFs) generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in the price of the ETF being more volatile and ETFs have management fees that increase their costs.
  Non-Diversification Risk: The Fund is non-diversified, and, as a result may invest a greater portion of its assets in a particular issuer than a diversified fund. Therefore, the Fund's value may decrease because of a single investment or a small number of investments.

Fund Performance
The Fund is expected to commence operations on or about November 1, 2011. Once the Fund has at least one calendar year of performance, a bar chart and performance table will be included in the prospectus. Please note that the past performance of a Fund is not necessarily an indication of how the Fund will perform in the future.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Lincoln Advisors Trust
Prospectus Date	rr_ProspectusDate	Nov 1, 2011
Presidential Protected Profile 2020 Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.40%
Distribution and/or Service (12b-1 fees)	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Service Fee	rr_Component1OtherExpensesOverAssets	0.15%
Other Expenses	rr_OtherExpensesOverAssets	0.86%	[1]
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.17%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.83%
Less Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.76%)	[2]
Total Annual Fund Operating Expenses (After Expense Reimbursement)	rr_NetExpensesOverAssets	1.07%
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
1 year	rr_ExpenseExampleYear01	678
3 years	rr_ExpenseExampleYear03	1,048
Presidential Protected Profile 2020 Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	0.50%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.40%
Distribution and/or Service (12b-1 fees)	rr_DistributionAndService12b1FeesOverAssets	0.50%
Shareholder Service Fee	rr_Component1OtherExpensesOverAssets	0.15%
Other Expenses	rr_OtherExpensesOverAssets	0.86%	[1]
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.17%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.08%
Less Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.76%)	[2]
Total Annual Fund Operating Expenses (After Expense Reimbursement)	rr_NetExpensesOverAssets	1.32%
1 year	rr_ExpenseExampleYear01	184
3 years	rr_ExpenseExampleYear03	578
1 year	rr_ExpenseExampleNoRedemptionYear01	134
3 years	rr_ExpenseExampleNoRedemptionYear03	578
Presidential Protected Profile 2020 Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.40%
Distribution and/or Service (12b-1 fees)	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Service Fee	rr_Component1OtherExpensesOverAssets	0.15%
Other Expenses	rr_OtherExpensesOverAssets	0.86%	[1]
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.17%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.58%
Less Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.76%)	[2]
Total Annual Fund Operating Expenses (After Expense Reimbursement)	rr_NetExpensesOverAssets	0.82%
1 year	rr_ExpenseExampleYear01	84
3 years	rr_ExpenseExampleYear03	424
Presidential Protected Profile 2020 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PresidentialSM Protected Profile 2020 Fund (Class A, Class C and Class I)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The investment objective of the Fund is to seek the highest total return over time with an increased emphasis on capital preservation as the target date approaches. Thereafter, an emphasis will be placed on high current income

Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	with a secondary focus on capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Class A shares of eligible funds; more information about these and other discounts is available in the "Classes of Fund Shares" section on page of the Fund's prospectus or from your financial advisor. Unless you are eligible for a waiver, if you sell (redeem) your Class C shares of the fund during the first year, you will pay a CDSC of 0.50%.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 28, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. Because the Fund is newly organized, no portfolio turnover figures are available.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible funds;
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other Expenses" and "AFFE" are based on estimated amounts for the current fiscal year
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund's shares for the time periods indicated and then redeem all your shares at the end of those periods (except where otherwise noted). The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. Your actual costs may be higher or lower than this example.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund operates under a "fund of funds" structure. Under normal market conditions the Fund will invest 80% or more of its net assets in underlying funds, including exchange traded funds ("underlying funds'). The Fund does not currently expect to invest in underlying funds advised by the adviser, although it may do so in the future. A significant portion of the Fund's net assets will be invested in underlying funds that employ a passive investment style(i.e., index funds. The Fund's largest allocation will be to underlying funds that primarily invest in domestic and foreign equity securities, including large-, medium- and small-cap equities and both growth and value equity securities. The foreign equity securities held by the underlying funds will be from issuers in both developed and emerging markets. A smaller allocation will be made to underlying funds that primarily invest in domestic and global fixed income securities, including mortgage-backed and inflation-indexed bonds. The Fund will also employ an actively managed risk-management overlay ("protection sub-strategy") using up to 20% of its net assets. The protection sub-strategy consists of using hedging instruments (short positions in exchange-traded futures contracts) to manage overall portfolio volatility and to protect the majority of the Fund's portfolio securities. Futures contracts can be purchased or sold by the Fund for less than their contract value, allowing an efficient use of Fund assets for the protection sub-strategy. "Volatility" in this context means variance in the Fund's investment returns. The adviser selects individual futures contracts on equity indices of domestic and foreign markets that it believes will have prices that are negatively correlated to the Fund's equity exposure. The Fund will sell (short) futures contracts on these indices to decrease the Fund's aggregate economic exposure to equities based on the adviser's evaluation of market volatility and downside market risk. The short futures contracts increase in value as equity markets decline. The adviser will regularly adjust the level of exchange-traded futures contracts to manage the overall net risk level of the Fund. The adviser's target volatility of returns for the Fund will adjust over time in relation to the target date. The protection sub-strategy would allow for more volatility of the Fund's returns the further the Fund is from the target date, but seeks to more tightly control the volatility of the Fund's returns as the investor reaches retirement and as the investor ages. Even in periods of low volatility in the equity markets, the adviser will continue to use the hedging techniques to preserve gains after favorable market conditions and reduce losses in adverse market conditions. The Fund's investment in exchange-traded futures and their resulting costs could limit the upside participation of the Fund in strong, increasing markets relative to unhedged funds. In situations of extreme market volatility, the exchange-traded futures could potentially reduce the Fund's net economic exposure to equity securities to 0%.The Fund is designed for investors planning to retire close to the year 2020 (target date). The target date refers to the approximate year an investor in the Fund would plan to retire and likely stop making new investments in the Fund. Before investing in the Fund, an investor should consider in addition to age and retirement date, other factors such as the investor's risk tolerance, personal circumstances, and complete financial situation. The adviser invests the Fund in underlying funds in accordance with an asset allocation between equity securities and fixed income securities. Over time, the asset allocation model will change according to a predetermined "glide path" shown in the chart below. As the glide path shows, the Fund's asset mix becomes more conservative as time elapses. In addition, the glide path shows the Fund's target volatility of returns under the protection sub-strategy, which also becomes more conservative as time elapses. These features reflect the desire to reduce investment risk and volatility as retirement approaches.
Yrs Before Retirement Date	-40	-39	-38	-37	-36	-35	-34	-33	-32	-31	-30	-29
Fixed Income	2	3	4	6	8	9	10	12	13	14	15	16
Equity	98	97	96	94	92	91	90	88	87	86	85	84
Volatility Target	16	16	16	15	15	15	15	14	14	14	14	14

Yrs Before Retirement Date	-28	-27	-26	-25	-24	-23	-22	-21	-20	-19	-18	-17
Fixed Income	17	19	21	23	25	26	27	28	28	29	30	31
Equity	83	81	79	77	75	74	73	72	72	71	70	69
Volatility Target	14	13	13	13	13	12	12	12	12	12	12	11

Yrs Before Retirement Date	-16	-15	-14	-13	-12	-11	-10	-9	-8	-7	-6	-5
Fixed Income	32	33	34	35	36	37	37	38	38	39	39	40
Equity	68	67	66	65	64	63	63	62	62	61	61	60
Volatility Target	11	11	11	11	11	10	10	10	10	10	10	10

Yrs Before Retirement Date	-4	-3	-2	-1
Fixed Income	41	42	43	44
Equity	59	58	57	56
Volatility Target	10	9	9	9

Retirement Date	0
Fixed Income	45
Equity	55
Volatility Target	9

Yrs After Retirement Date	1	2	3	4	5	6	7	8	9	10	11	12
Fixed Income	47	49	50	52	54	55	57	58	60	62	63	65
Equity	53	51	50	48	46	45	43	42	40	38	37	35
Volatility Target	8	8	8	8	8	8	8	8	7	7	7	7

Yrs After Retirement Date	13	14	15	16	17	18	19	20	21	22	23	24
Fixed Income	67	68	70	71	72	73	74	75	75	75	75	75
Equity	33	32	30	29	28	27	26	25	25	25	25	25
Volatility Target	6	6	6	6	6	6	5	5

Yrs After Retirement Date	25
Fixed Income	75
Equity	25
Volatility Target
After the Fund reaches is designated retirement year, it will continue to be managed according to an asset allocation model that becomes increasingly conservative over time, until approximately twenty years after retirement (landing date) when the Fund is expected to maintain a static allocation of approximately 25% of its assets in underlying funds that invest primarily in equity securities. At the landing date, as a result of the protection sub-strategy, the Fund's net economic exposure to equities may vary between a low of 0% in extreme market conditions and a high of 25% in more benign markets. Under normal market conditions, the adviser expects the Fund's aggregate economic exposure to equities at the landing date to be between 15% and 25%. On at least an annual basis, the adviser will reassess and make any necessary revisions in the Fund's asset allocation model, including revising the asset class weightings in the model. At that time, the level of exchange-traded futures held will be adjusted for any changes to the asset allocation model. This will ensure that the overall risk level of the Fund remains aligned with the protection sub-strategy and the current level of the adviser's assessment of overall market risk and general economic climate. The maximum amount of change to the model's asset class allocations that would be made in one year is plus or minus 10%. On a quarterly basis, the adviser will evaluate the need to add, remove and/or re-weight the underlying funds in the Fund's asset allocation model. The adviser will also periodically rebalance the weightings in the underlying funds held by the Fund to the asset allocation model. In general, the adviser does not anticipate making frequent changes in the asset allocation model and will not attempt to time the market. The amount of exchange-traded futures in the Fund will fluctuate daily based upon market conditions. During extreme market conditions, exchange-traded futures could reduce or even eliminate the Fund's equity exposure that is shown in the chart above. The Fund is non-diversified for purposes of the 1940 Act, and as a result may invest a greater percentage of its assets in a particular issuer than a diversified Fund. However, through the underlying funds, the Fund owns a diversified mix of equity securities (stocks) and fixed income securities (bonds).

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
All mutual funds carry a certain amount of risk. Accordingly, loss of money is a risk of investing in the Fund. Here are specific principal risks of investing in the Fund:
  Market Risk: Prices of securities held by the Fund may fall. As a result, your investment may decline in value and you could lose money.
  Asset Allocation Risk: The Fund maintains an asset allocation strategy and the amount invested in various asset classes of securities may change over time. The Fund is subject to the risk that the Fund may allocate assets to an asset class that underperforms other asset classes.
  Passive Management Risk: Underlying funds may use an indexing strategy and will not individually select securities. These types of underlying funds do not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term period of poor investment performance.
  Value Stocks Risk: Value stocks may never reach what is believed to be their full value, or may even go down in price. Value stocks tend to shift in and out of favor depending on market conditions, and as a result the Fund's performance my sometimes be lower than that of other types of funds.
  Growth Stocks Risks: The growth style may, over time, go in and out of favor. At times when the growth investing style is out of favor, the Fund may underperform other equity funds that use different investment styles.
  Small and Medium-Cap Companies Risk: Investing in the stock of medium and small-sized companies may involve greater risk than investing in larger companies. Historically, the price of small and medium capitalization stocks and stocks of recently organized companies have fluctuated more than larger capitalization stocks. Medium and small company stocks may trade less frequently and in limited volume resulting in fluctuating net asset values of the Fund's shares.
  Interest Rate Risk: The value of debt obligations will typically fluctuate with interest rate changes. These fluctuations can be greater for debt obligations with longer maturities. When interest rates rise, debt obligations will generally decline in value and you could lose money as a result. Periods of declining or low interest rates may negatively impact the Fund's yield.
  Credit Risk: Credit risk is the risk that the issuer of the debt obligation will be unable to make interest or principal payments on time. A decrease in an issuer's credit rating may cause a decline in the value of the debt obligations held.
  Call Risk: Call risk is the risk that a bond issuer will redeem its callable bonds before they mature. Call risk is greater during periods of falling interest rates because the bond issuer can call the debt and reissue the debt at a lower rate. This action may reduce the Fund's income because the Fund may have to reinvest the proceeds at lower interest rates.
  Mortgage-Backed Securities Risk: The value of the mortgage-backed securities (commercial and residential) may fluctuate significantly in response to changes in interest rates. In periods of falling interest rates, underlying mortgages may be paid early, lowering the potential total return, and, during periods of rising interest rates, the rate at which the underlying mortgages are pre-paid may slow unexpectedly, causing the maturity of the mortgage-backed securities to increase and their value to decline.
  Inflation Indexed Bond Risk: If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward and the interest payable will be reduced. When an inflation-indexed bond matures, the holder is paid the adjusted principal or original principal, whichever is greater. If nominal interest rates increase at a faster rate than inflation, the value of inflation-indexed bonds may decrease. Inflation-indexed securities may not be protected from short-term increases in inflation.
  Foreign Securities Risk: Foreign currency fluctuations and economic or financial instability could cause the value of the Fund's foreign investments to fluctuate. Investing in foreign securities involves the risk of loss from foreign government or political actions. Investing in foreign securities also involves risks resulting from the reduced availability of public information. Foreign investments may be less liquid and their prices more volatile than comparable investments in securities of U.S. issuers.
  Emerging Markets Risk: Risk of loss is typically higher for issuers in emerging markets. Emerging market countries may have especially unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Investments located in emerging markets tend to be less liquid, have more volatile prices and have significant potential for loss.
  Currency Risk: The value of the Fund's shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of foreign investments.
  Futures Risk: A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. The prices of futures contracts can be volatile, and futures contracts may be illiquid. In addition, there may be imperfect or even negative correlation between the price of the futures contracts and the price of the underlying securities. Losses on futures contracts may exceed the amount invested.
  Hedging Risk: Futures contracts held in short positions may not provide an effective hedge of the underlying securities or indices because changes in the prices of futures contracts may not track those of the securities or indices they are intended to hedge.
  Fund of Funds Risk: The investment performance of the Fund is affected by the investment performance of the underlying funds in which the Fund invests. The ability of the Fund to achieve its investment objective depends on the ability of the underlying funds to meet their investment objectives and on the adviser's decisions regarding the allocation of the Fund's assets among the underlying funds.
  Exchange-Traded Funds Risk: The risks of exchange traded funds (ETFs) generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in the price of the ETF being more volatile and ETFs have management fees that increase their costs.
  Non-Diversification Risk: The Fund is non-diversified, and, as a result may invest a greater portion of its assets in a particular issuer than a diversified fund. Therefore, the Fund's value may decrease because of a single investment or a small number of investments.

Risk Lose Money [Text]	rr_RiskLoseMoney	Accordingly, loss of money is a risk of investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk: The Fund is non-diversified, and, as a result may invest a greater portion of its assets in a particular issuer than a diversified fund. Therefore, the Fund's value may decrease because of a single investment or a small number of investments.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The Fund is expected to commence operations on or about November 1, 2011. Once the Fund has at least one calendar year of performance, a bar chart and performance table will be included in the prospectus. Please note that the past performance of a Fund is not necessarily an indication of how the Fund will perform in the future.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund is expected to commence operations on or about November 1, 2011. Once the Fund has at least one calendar year of performance, a bar chart and performance table will be included in the prospectus.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Please note that the past performance of a Fund is not necessarily an indication of how the Fund will perform in the future.

[1]	"Other Expenses" and "AFFE" are based on estimated amounts for the current fiscal year.
[2]	Lincoln Investment Advisors Corporation (the "adviser") has contractually agreed to waive the following portion of its advisory fee for the Fund: 0.10% of average daily net assets of the Fund. The adviser has also contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding AFFE and Shareholder Service Fees) exceed 0.75% of average daily net assets of the Fund for Class A, 1.00% for Class C and 0.50% for Class I. Both agreements will continue at least through January 28, 2013 and cannot be terminated before that date without the mutual agreement of the trust's board of trustees and the adviser.

Presidential Protected Profile 2030 Fund
PresidentialSM Protected Profile 2030 Fund (Class A, Class C and Class I)
Investment Objective
The investment objective of the Fund is to seek the highest total return over time with an increased emphasis on capital preservation as the target date approaches. Thereafter, an emphasis will be placed on high current income with a secondary focus on capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Class A shares of eligible funds; more information about these and other discounts is available in the "Classes of Fund Shares" section on page of the Fund's prospectus or from your financial advisor. Unless you are eligible for a waiver, if you sell (redeem) your Class C shares of the fund during the first year, you will pay a CDSC of 0.50%.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Presidential Protected Profile 2030 Fund	Class A	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases	5.75%	none	none
Maximum Deferred Sales Charge (Load)	none	0.50%	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none	none	none
Redemption Fee	none	none	none
Exchange Fee	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Presidential Protected Profile 2030 Fund		Class A	Class C	Class I
Management Fee		0.40%	0.40%	0.40%
Distribution and/or Service (12b-1 fees)		0.25%	0.50%	none
Shareholder Services Fee		0.15%	0.15%	0.15%
Other Expenses	[1]	0.86%	0.86%	0.86%
Acquired Fund Fees and Expenses (AFFE)	[1]	0.16%	0.16%	0.16%
Total Annual Fund Operating Expenses		1.82%	2.07%	1.57%
Less Fee Waiver and Expense Reimbursement	[2]	(0.76%)	(0.76%)	(0.76%)
Total Annual Fund Operating Expenses (After Expense Reimbursement)		1.06%	1.31%	0.81%
[1]	"Other Expenses" and "AFFE" are based on estimated amounts for the current fiscal year
[2]	Lincoln Investment Advisors Corporation (the "adviser") has contractually agreed to waive the following portion of its advisory fee for the Fund: 0.10% of average daily net assets of the Fund. The adviser has also contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding AFFE and Shareholder Service Fees) exceeds 0.75% of average daily net assets of the Fund for Class A, 1.00% for Class C and 0.50% for Class I. Both agreements will continue at least through January 28, 2013 and cannot be terminated before that date without the mutual agreement of the trust's board of trustees and the adviser.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund's shares for the time periods indicated and then redeem all your shares at the end of those periods (except where otherwise noted). The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. Your actual costs may be higher or lower than this example.

Expense Example - Presidential Protected Profile 2030 Fund (USD $)	1 year	3 years
Class A	677	1,045
Class C	183	575
Class I	83	421

Expense Example, No Redemption - (USD $)	1 year	3 years
Presidential Protected Profile 2030 Fund Class C	133	575

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. Because the Fund is newly organized, no portfolio turnover figures are available.

Principal Investment Strategies
The Fund operates under a "fund of funds" structure. Under normal market conditions, the Fund will invest 80% or more of its net assets in underlying funds, including exchange traded funds ("underlying funds"). The Fund does not currently expect to invest in underlying funds advised by the adviser, although it may do so in the future. A significant portion of the Fund's net assets will be invested in underlying funds that employ a passive investment style, i.e., index funds. The Fund's largest allocation will be to underlying funds that primarily invest in domestic and foreign equity securities, including large-, medium- and small-cap equities and both growth and value equity securities. The foreign equity securities held by the underlying funds will be from issuers in both developed and emerging markets. A significantly smaller allocation will be made to underlying funds that primarily invest in domestic and global fixed income securities, including mortgage-backed and inflation-indexed bonds. The Fund will also employ an actively managed risk-management overlay ("protection sub-strategy") using up to 20% of its net assets. The protection sub-strategy consists of using hedging instruments (short positions in exchanged-traded futures contracts) to manage overall portfolio volatility and to protect the majority of the Fund's portfolio securities. Futures contracts can be purchased or sold by the Fund for less than their contract value, allowing an efficient use of Fund assets for the protection sub-strategy. "Volatility" in this context means variance in the Fund's investment returns. The adviser selects individual futures contracts on equity indices of domestic and foreign markets that it believes will have prices that are negatively correlated to the Fund's equity exposure. The Fund will sell (short) futures contracts on these indices to decrease the Fund's aggregate economic exposure to equities based on the adviser's evaluation of market volatility and downside market risk. The short futures contracts increase in value as equity markets decline. The adviser will regularly adjust the level of exchange-traded futures contracts to manage the overall net risk level of the Fund. The adviser's target volatility of returns for the Fund will adjust over time in relation to the target date. The protection sub-strategy would allow for more volatility of the Fund's returns the further the Fund is from the target date, but seeks to more tightly control the volatility of the Fund's returns as the investor reaches retirement and as the investor ages. Even in periods of low volatility in the equity markets, the adviser will continue to use the hedging techniques to preserve gains after favorable market conditions and reduce losses in adverse market conditions. The Fund's investment in exchange-traded futures and their resulting costs could limit the upside participation of the Fund in strong, increasing markets relative to unhedged funds. In situations of extreme market volatility, the exchange-traded futures could potentially reduce the Fund's net economic exposure to equity securities to 0%. The Fund is designed for investors planning to retire close to the year 2030 (target date). The target date refers to the approximate year an investor in the Fund would plan to retire and likely stop making new investments in the Fund. Before investing in the Fund, an investor should consider in addition to age and retirement date, other factors such as the investor's risk tolerance, personal circumstances, and complete financial situation. The adviser invests the Fund in underlying funds in accordance with an asset allocation between equity securities and fixed income securities. Over time, the asset allocation model will change according to a predetermined "glide path" shown in the chart below. As the glide path shows, the Fund's asset mix becomes more conservative as time elapses. In addition, the glide path shows the Fund's target volatility of returns under the protection sub-strategy, which also becomes more conservative as time elapses. These features reflect the desire to reduce investment risk and volatility as retirement approaches.
Yrs Before Retirement Date	-40	-39	-38	-37	-36	-35	-34	-33	-32	-31	-30	-29
Fixed Income	2	3	4	6	8	9	10	12	13	14	15	16
Equity	98	97	96	94	92	91	90	88	87	86	85	84
Volatility Target	16	16	16	15	15	15	15	14	14	14	14	14

Yrs Before Retirement Date	-28	-27	-26	-25	-24	-23	-22	-21	-20	-19	-18	-17
Fixed Income	17	19	21	23	25	26	27	28	28	29	30	31
Equity	83	81	79	77	75	74	73	72	72	71	70	69
Volatility Target	14	13	13	13	13	12	12	12	12	12	12	11

Yrs Before Retirement Date	-16	-15	-14	-13	-12	-11	-10	-9	-8	-7	-6	-5
Fixed Income	32	33	34	35	36	37	37	38	38	39	39	40
Equity	68	67	66	65	64	63	63	62	62	61	61	60
Volatility Target	11	11	11	11	11	10	10	10	10	10	10	10

Yrs Before Retirement Date	-4	-3	-2	-1
Fixed Income	41	42	43	44
Equity	59	58	57	56
Volatility Target	10	9	9	9

Retirement Date	0
Fixed Income	45
Equity	55
Volatility Target	9

Yrs After Retirement Date	1	2	3	4	5	6	7	8	9	10	11	12
Fixed Income	47	49	50	52	54	55	57	58	60	62	63	65
Equity	53	51	50	48	46	45	43	42	40	38	37	35
Volatility Target	8	8	8	8	8	8	8	8	7	7	7	7

Yrs After Retirement Date	13	14	15	16	17	18	19	20	21	22	23	24
Fixed Income	67	68	70	71	72	73	74	75	75	75	75	75
Equity	33	32	30	29	28	27	26	25	25	25	25	25
Volatility Target	6	6	6	6	6	6	5	5

Yrs After Retirement Date	25
Fixed Income	75
Equity	25
Volatility Target
After the Fund reaches its designated retirement year, it will continue to be managed according to an asset allocation model that becomes increasingly conservative over time, until approximately twenty years after retirement (landing date) when the Fund is expected to maintain a static allocation of approximately 25% of its assets in underlying funds that invest primarily in equity securities. At the landing date, as a result of the protection sub-strategy, the Fund's net economic exposure to equities may vary between a low of 0% in extreme market conditions and a high of 25% in more benign markets. Under normal market conditions, the adviser expects the Fund's aggregate economic exposure to equities at the landing date to be between 15% and 25%. On at least an annual basis, the adviser will reassess and make any necessary revisions in the Fund's asset allocation model, including revising the asset class weightings in the model. At that time, the level of exchange-traded futures held will be adjusted for any changes to the asset allocation model. This will ensure that the overall risk level of the Fund remains aligned with the protection sub-strategy and the current level of the adviser's assessment of overall market risk and general economic climate. The maximum amount of change to the model's asset class allocations that would be made in one year is plus or minus 10%. On a quarterly basis, the adviser will evaluate the need to add, remove and/or re-weight the underlying funds in the Fund's asset allocation model. The adviser will also periodically rebalance the weightings in the underlying funds held by the Fund to the asset allocation model. In general, the adviser does not anticipate making frequent changes in the asset allocation model and will not attempt to time the market. The amount of exchange-traded futures in the Fund will fluctuate daily based upon market conditions. During extreme market conditions, exchange-traded futures could reduce or even eliminate the Fund's equity exposure that is shown in the chart above. The Fund is non-diversified for purposes of the 1940 Act, and as a result may invest a greater percentage of its assets in a particular issuer than a diversified fund. However, through the underlying funds, the Fund owns a diversified mix of equity securities (stocks) and fixed income securities (bonds).

Principal Risks
All mutual funds carry a certain amount of risk. Accordingly, loss of money is a risk of investing in the Fund. Here are specific principal risks of investing in the Fund:
  Market Risk: Prices of securities held by the Fund may fall. As a result, your investment may decline in value and you could lose money.
  Asset Allocation Risk: The Fund maintains an asset allocation strategy and the amount invested in various asset classes of securities may change over time. The Fund is subject to the risk that the Fund may allocate assets to an asset class that underperforms other asset classes.
  Passive Management Risk: Underlying funds may use an indexing strategy and will not individually select securities. These types of underlying funds do not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term period of poor investment performance.
  Value Stocks Risk: Value stocks may never reach what is believed to be their full value, or may even go down in price. Value stocks tend to shift in and out of favor depending on market conditions, and as a result the Fund's performance my sometimes be lower than that of other types of funds.
  Growth Stocks Risks: The growth style may, over time, go in and out of favor. At times when the growth investing style is out of favor, the Fund may underperform other equity funds that use different investment styles.
  Small and Medium-Cap Companies Risk: Investing in the stock of medium and small-sized companies may involve greater risk than investing in larger companies. Historically, the price of small and medium capitalization stocks and stocks of recently organized companies have fluctuated more than larger capitalization stocks. Medium and small company stocks may trade less frequently and in limited volume resulting in fluctuating net asset values of the Fund's shares.
  Interest Rate Risk: The value of debt obligations will typically fluctuate with interest rate changes. These fluctuations can be greater for debt obligations with longer maturities. When interest rates rise, debt obligations will generally decline in value and you could lose money as a result. Periods of declining or low interest rates may negatively impact the Fund's yield.
  Credit Risk: Credit risk is the risk that the issuer of the debt obligation will be unable to make interest or principal payments on time. A decrease in an issuer's credit rating may cause a decline in the value of the debt obligations held.
  Call Risk: Call risk is the risk that a bond issuer will redeem its callable bonds before they mature. Call risk is greater during periods of falling interest rates because the bond issuer can call the debt and reissue the debt at a lower rate. This action may reduce the Fund's income because the Fund may have to reinvest the proceeds at lower interest rates.
  Mortgage-Backed Securities Risk: The value of the mortgage-backed securities (commercial and residential) may fluctuate significantly in response to changes in interest rates. In periods of falling interest rates, underlying mortgages may be paid early, lowering the potential total return, and, during periods of rising interest rates, the rate at which the underlying mortgages are pre-paid may slow unexpectedly, causing the maturity of the mortgage-backed securities to increase and their value to decline.
  Inflation Indexed Bond Risk: If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward and the interest payable will be reduced. When an inflation-indexed bond matures, the holder is paid the adjusted principal or original principal, whichever is greater. If nominal interest rates increase at a faster rate than inflation, the value of inflation-indexed bonds may decrease. Inflation-indexed securities may not be protected from short-term increases in inflation.
  Foreign Securities Risk: Foreign currency fluctuations and economic or financial instability could cause the value of the Fund's foreign investments to fluctuate. Investing in foreign securities involves the risk of loss from foreign government or political actions. Investing in foreign securities also involves risks resulting from the reduced availability of public information. Foreign investments may be less liquid and their prices more volatile than comparable investments in securities of U.S. issuers.
  Emerging Markets Risk: Risk of loss is typically higher for issuers in emerging markets. Emerging market countries may have especially unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Investments located in emerging markets tend to be less liquid, have more volatile prices and have significant potential for loss.
  Currency Risk: The value of the Fund's shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of foreign investments.
  Futures Risk: A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. The prices of futures contracts can be volatile, and futures contracts may be illiquid. In addition, there may be imperfect or even negative correlation between the price of the futures contracts and the price of the underlying securities. Losses on futures contracts may exceed the amount invested.
  Hedging Risk: Futures contracts held in short positions may not provide an effective hedge of the underlying securities or indices because changes in the prices of futures contracts may not track those of the securities or indices they are intended to hedge.
  Fund of Funds Risk: The investment performance of the Fund is affected by the investment performance of the underlying funds in which the Fund invests. The ability of the Fund to achieve its investment objective depends on the ability of the underlying funds to meet their investment objectives and on the adviser's decisions regarding the allocation of the Fund's assets among the underlying funds.
  Exchange-Traded Funds Risk: The risks of exchange traded funds (ETFs) generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in the price of the ETF being more volatile and ETFs have management fees that increase their costs.
  Non-Diversification Risk: The Fund is non-diversified, and, as a result may invest a greater portion of its assets in a particular issuer than a diversified fund. Therefore, the Fund's value may decrease because of a single investment or a small number of investments.

Fund Performance
The Fund is expected to commence operations on or about November 1, 2011. Once the Fund has at least one calendar year of performance, a bar chart and performance table will be included in the prospectus. Please note that the past performance of a Fund is not necessarily an indication of how the Fund will perform in the future.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Lincoln Advisors Trust
Prospectus Date	rr_ProspectusDate	Nov 1, 2011
Presidential Protected Profile 2030 Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.40%
Distribution and/or Service (12b-1 fees)	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Services Fee	rr_Component1OtherExpensesOverAssets	0.15%
Other Expenses	rr_OtherExpensesOverAssets	0.86%	[1]
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.16%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.82%
Less Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.76%)	[2]
Total Annual Fund Operating Expenses (After Expense Reimbursement)	rr_NetExpensesOverAssets	1.06%
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
1 year	rr_ExpenseExampleYear01	677
3 years	rr_ExpenseExampleYear03	1,045
Presidential Protected Profile 2030 Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	0.50%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.40%
Distribution and/or Service (12b-1 fees)	rr_DistributionAndService12b1FeesOverAssets	0.50%
Shareholder Services Fee	rr_Component1OtherExpensesOverAssets	0.15%
Other Expenses	rr_OtherExpensesOverAssets	0.86%	[1]
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.16%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.07%
Less Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.76%)	[2]
Total Annual Fund Operating Expenses (After Expense Reimbursement)	rr_NetExpensesOverAssets	1.31%
1 year	rr_ExpenseExampleYear01	183
3 years	rr_ExpenseExampleYear03	575
1 year	rr_ExpenseExampleNoRedemptionYear01	133
3 years	rr_ExpenseExampleNoRedemptionYear03	575
Presidential Protected Profile 2030 Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.40%
Distribution and/or Service (12b-1 fees)	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Services Fee	rr_Component1OtherExpensesOverAssets	0.15%
Other Expenses	rr_OtherExpensesOverAssets	0.86%	[1]
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.16%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.57%
Less Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.76%)	[2]
Total Annual Fund Operating Expenses (After Expense Reimbursement)	rr_NetExpensesOverAssets	0.81%
1 year	rr_ExpenseExampleYear01	83
3 years	rr_ExpenseExampleYear03	421
Presidential Protected Profile 2030 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PresidentialSM Protected Profile 2030 Fund (Class A, Class C and Class I)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The investment objective of the Fund is to seek the highest total return over time with an increased emphasis on capital preservation as the target date approaches. Thereafter, an emphasis will be placed on high current income

Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	with a secondary focus on capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Class A shares of eligible funds; more information about these and other discounts is available in the "Classes of Fund Shares" section on page of the Fund's prospectus or from your financial advisor. Unless you are eligible for a waiver, if you sell (redeem) your Class C shares of the fund during the first year, you will pay a CDSC of 0.50%.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 28, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. Because the Fund is newly organized, no portfolio turnover figures are available.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible funds;
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other Expenses" and "AFFE" are based on estimated amounts for the current fiscal year
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund's shares for the time periods indicated and then redeem all your shares at the end of those periods (except where otherwise noted). The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. Your actual costs may be higher or lower than this example.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund operates under a "fund of funds" structure. Under normal market conditions, the Fund will invest 80% or more of its net assets in underlying funds, including exchange traded funds ("underlying funds"). The Fund does not currently expect to invest in underlying funds advised by the adviser, although it may do so in the future. A significant portion of the Fund's net assets will be invested in underlying funds that employ a passive investment style, i.e., index funds. The Fund's largest allocation will be to underlying funds that primarily invest in domestic and foreign equity securities, including large-, medium- and small-cap equities and both growth and value equity securities. The foreign equity securities held by the underlying funds will be from issuers in both developed and emerging markets. A significantly smaller allocation will be made to underlying funds that primarily invest in domestic and global fixed income securities, including mortgage-backed and inflation-indexed bonds. The Fund will also employ an actively managed risk-management overlay ("protection sub-strategy") using up to 20% of its net assets. The protection sub-strategy consists of using hedging instruments (short positions in exchanged-traded futures contracts) to manage overall portfolio volatility and to protect the majority of the Fund's portfolio securities. Futures contracts can be purchased or sold by the Fund for less than their contract value, allowing an efficient use of Fund assets for the protection sub-strategy. "Volatility" in this context means variance in the Fund's investment returns. The adviser selects individual futures contracts on equity indices of domestic and foreign markets that it believes will have prices that are negatively correlated to the Fund's equity exposure. The Fund will sell (short) futures contracts on these indices to decrease the Fund's aggregate economic exposure to equities based on the adviser's evaluation of market volatility and downside market risk. The short futures contracts increase in value as equity markets decline. The adviser will regularly adjust the level of exchange-traded futures contracts to manage the overall net risk level of the Fund. The adviser's target volatility of returns for the Fund will adjust over time in relation to the target date. The protection sub-strategy would allow for more volatility of the Fund's returns the further the Fund is from the target date, but seeks to more tightly control the volatility of the Fund's returns as the investor reaches retirement and as the investor ages. Even in periods of low volatility in the equity markets, the adviser will continue to use the hedging techniques to preserve gains after favorable market conditions and reduce losses in adverse market conditions. The Fund's investment in exchange-traded futures and their resulting costs could limit the upside participation of the Fund in strong, increasing markets relative to unhedged funds. In situations of extreme market volatility, the exchange-traded futures could potentially reduce the Fund's net economic exposure to equity securities to 0%. The Fund is designed for investors planning to retire close to the year 2030 (target date). The target date refers to the approximate year an investor in the Fund would plan to retire and likely stop making new investments in the Fund. Before investing in the Fund, an investor should consider in addition to age and retirement date, other factors such as the investor's risk tolerance, personal circumstances, and complete financial situation. The adviser invests the Fund in underlying funds in accordance with an asset allocation between equity securities and fixed income securities. Over time, the asset allocation model will change according to a predetermined "glide path" shown in the chart below. As the glide path shows, the Fund's asset mix becomes more conservative as time elapses. In addition, the glide path shows the Fund's target volatility of returns under the protection sub-strategy, which also becomes more conservative as time elapses. These features reflect the desire to reduce investment risk and volatility as retirement approaches.
Yrs Before Retirement Date	-40	-39	-38	-37	-36	-35	-34	-33	-32	-31	-30	-29
Fixed Income	2	3	4	6	8	9	10	12	13	14	15	16
Equity	98	97	96	94	92	91	90	88	87	86	85	84
Volatility Target	16	16	16	15	15	15	15	14	14	14	14	14

Yrs Before Retirement Date	-28	-27	-26	-25	-24	-23	-22	-21	-20	-19	-18	-17
Fixed Income	17	19	21	23	25	26	27	28	28	29	30	31
Equity	83	81	79	77	75	74	73	72	72	71	70	69
Volatility Target	14	13	13	13	13	12	12	12	12	12	12	11

Yrs Before Retirement Date	-16	-15	-14	-13	-12	-11	-10	-9	-8	-7	-6	-5
Fixed Income	32	33	34	35	36	37	37	38	38	39	39	40
Equity	68	67	66	65	64	63	63	62	62	61	61	60
Volatility Target	11	11	11	11	11	10	10	10	10	10	10	10

Yrs Before Retirement Date	-4	-3	-2	-1
Fixed Income	41	42	43	44
Equity	59	58	57	56
Volatility Target	10	9	9	9

Retirement Date	0
Fixed Income	45
Equity	55
Volatility Target	9

Yrs After Retirement Date	1	2	3	4	5	6	7	8	9	10	11	12
Fixed Income	47	49	50	52	54	55	57	58	60	62	63	65
Equity	53	51	50	48	46	45	43	42	40	38	37	35
Volatility Target	8	8	8	8	8	8	8	8	7	7	7	7

Yrs After Retirement Date	13	14	15	16	17	18	19	20	21	22	23	24
Fixed Income	67	68	70	71	72	73	74	75	75	75	75	75
Equity	33	32	30	29	28	27	26	25	25	25	25	25
Volatility Target	6	6	6	6	6	6	5	5

Yrs After Retirement Date	25
Fixed Income	75
Equity	25
Volatility Target
After the Fund reaches its designated retirement year, it will continue to be managed according to an asset allocation model that becomes increasingly conservative over time, until approximately twenty years after retirement (landing date) when the Fund is expected to maintain a static allocation of approximately 25% of its assets in underlying funds that invest primarily in equity securities. At the landing date, as a result of the protection sub-strategy, the Fund's net economic exposure to equities may vary between a low of 0% in extreme market conditions and a high of 25% in more benign markets. Under normal market conditions, the adviser expects the Fund's aggregate economic exposure to equities at the landing date to be between 15% and 25%. On at least an annual basis, the adviser will reassess and make any necessary revisions in the Fund's asset allocation model, including revising the asset class weightings in the model. At that time, the level of exchange-traded futures held will be adjusted for any changes to the asset allocation model. This will ensure that the overall risk level of the Fund remains aligned with the protection sub-strategy and the current level of the adviser's assessment of overall market risk and general economic climate. The maximum amount of change to the model's asset class allocations that would be made in one year is plus or minus 10%. On a quarterly basis, the adviser will evaluate the need to add, remove and/or re-weight the underlying funds in the Fund's asset allocation model. The adviser will also periodically rebalance the weightings in the underlying funds held by the Fund to the asset allocation model. In general, the adviser does not anticipate making frequent changes in the asset allocation model and will not attempt to time the market. The amount of exchange-traded futures in the Fund will fluctuate daily based upon market conditions. During extreme market conditions, exchange-traded futures could reduce or even eliminate the Fund's equity exposure that is shown in the chart above. The Fund is non-diversified for purposes of the 1940 Act, and as a result may invest a greater percentage of its assets in a particular issuer than a diversified fund. However, through the underlying funds, the Fund owns a diversified mix of equity securities (stocks) and fixed income securities (bonds).

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
All mutual funds carry a certain amount of risk. Accordingly, loss of money is a risk of investing in the Fund. Here are specific principal risks of investing in the Fund:
  Market Risk: Prices of securities held by the Fund may fall. As a result, your investment may decline in value and you could lose money.
  Asset Allocation Risk: The Fund maintains an asset allocation strategy and the amount invested in various asset classes of securities may change over time. The Fund is subject to the risk that the Fund may allocate assets to an asset class that underperforms other asset classes.
  Passive Management Risk: Underlying funds may use an indexing strategy and will not individually select securities. These types of underlying funds do not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term period of poor investment performance.
  Value Stocks Risk: Value stocks may never reach what is believed to be their full value, or may even go down in price. Value stocks tend to shift in and out of favor depending on market conditions, and as a result the Fund's performance my sometimes be lower than that of other types of funds.
  Growth Stocks Risks: The growth style may, over time, go in and out of favor. At times when the growth investing style is out of favor, the Fund may underperform other equity funds that use different investment styles.
  Small and Medium-Cap Companies Risk: Investing in the stock of medium and small-sized companies may involve greater risk than investing in larger companies. Historically, the price of small and medium capitalization stocks and stocks of recently organized companies have fluctuated more than larger capitalization stocks. Medium and small company stocks may trade less frequently and in limited volume resulting in fluctuating net asset values of the Fund's shares.
  Interest Rate Risk: The value of debt obligations will typically fluctuate with interest rate changes. These fluctuations can be greater for debt obligations with longer maturities. When interest rates rise, debt obligations will generally decline in value and you could lose money as a result. Periods of declining or low interest rates may negatively impact the Fund's yield.
  Credit Risk: Credit risk is the risk that the issuer of the debt obligation will be unable to make interest or principal payments on time. A decrease in an issuer's credit rating may cause a decline in the value of the debt obligations held.
  Call Risk: Call risk is the risk that a bond issuer will redeem its callable bonds before they mature. Call risk is greater during periods of falling interest rates because the bond issuer can call the debt and reissue the debt at a lower rate. This action may reduce the Fund's income because the Fund may have to reinvest the proceeds at lower interest rates.
  Mortgage-Backed Securities Risk: The value of the mortgage-backed securities (commercial and residential) may fluctuate significantly in response to changes in interest rates. In periods of falling interest rates, underlying mortgages may be paid early, lowering the potential total return, and, during periods of rising interest rates, the rate at which the underlying mortgages are pre-paid may slow unexpectedly, causing the maturity of the mortgage-backed securities to increase and their value to decline.
  Inflation Indexed Bond Risk: If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward and the interest payable will be reduced. When an inflation-indexed bond matures, the holder is paid the adjusted principal or original principal, whichever is greater. If nominal interest rates increase at a faster rate than inflation, the value of inflation-indexed bonds may decrease. Inflation-indexed securities may not be protected from short-term increases in inflation.
  Foreign Securities Risk: Foreign currency fluctuations and economic or financial instability could cause the value of the Fund's foreign investments to fluctuate. Investing in foreign securities involves the risk of loss from foreign government or political actions. Investing in foreign securities also involves risks resulting from the reduced availability of public information. Foreign investments may be less liquid and their prices more volatile than comparable investments in securities of U.S. issuers.
  Emerging Markets Risk: Risk of loss is typically higher for issuers in emerging markets. Emerging market countries may have especially unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Investments located in emerging markets tend to be less liquid, have more volatile prices and have significant potential for loss.
  Currency Risk: The value of the Fund's shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of foreign investments.
  Futures Risk: A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. The prices of futures contracts can be volatile, and futures contracts may be illiquid. In addition, there may be imperfect or even negative correlation between the price of the futures contracts and the price of the underlying securities. Losses on futures contracts may exceed the amount invested.
  Hedging Risk: Futures contracts held in short positions may not provide an effective hedge of the underlying securities or indices because changes in the prices of futures contracts may not track those of the securities or indices they are intended to hedge.
  Fund of Funds Risk: The investment performance of the Fund is affected by the investment performance of the underlying funds in which the Fund invests. The ability of the Fund to achieve its investment objective depends on the ability of the underlying funds to meet their investment objectives and on the adviser's decisions regarding the allocation of the Fund's assets among the underlying funds.
  Exchange-Traded Funds Risk: The risks of exchange traded funds (ETFs) generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in the price of the ETF being more volatile and ETFs have management fees that increase their costs.
  Non-Diversification Risk: The Fund is non-diversified, and, as a result may invest a greater portion of its assets in a particular issuer than a diversified fund. Therefore, the Fund's value may decrease because of a single investment or a small number of investments.

Risk Lose Money [Text]	rr_RiskLoseMoney	Accordingly, loss of money is a risk of investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk: The Fund is non-diversified, and, as a result may invest a greater portion of its assets in a particular issuer than a diversified fund. Therefore, the Fund's value may decrease because of a single investment or a small number of investments.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The Fund is expected to commence operations on or about November 1, 2011. Once the Fund has at least one calendar year of performance, a bar chart and performance table will be included in the prospectus. Please note that the past performance of a Fund is not necessarily an indication of how the Fund will perform in the future.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund is expected to commence operations on or about November 1, 2011. Once the Fund has at least one calendar year of performance, a bar chart and performance table will be included in the prospectus.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Please note that the past performance of a Fund is not necessarily an indication of how the Fund will perform in the future.

[1]	"Other Expenses" and "AFFE" are based on estimated amounts for the current fiscal year
[2]	Lincoln Investment Advisors Corporation (the "adviser") has contractually agreed to waive the following portion of its advisory fee for the Fund: 0.10% of average daily net assets of the Fund. The adviser has also contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding AFFE and Shareholder Service Fees) exceeds 0.75% of average daily net assets of the Fund for Class A, 1.00% for Class C and 0.50% for Class I. Both agreements will continue at least through January 28, 2013 and cannot be terminated before that date without the mutual agreement of the trust's board of trustees and the adviser.

Presidential Protected Profile 2040 Fund
PresidentialSM Protected Profile 2040 Fund (Class A, Class C and Class I)
Investment Objective
The investment objective of the Fund is to seek the highest total return over time with an increased emphasis on capital preservation as the target date approaches. Thereafter, an emphasis will be placed on high current income with a secondary focus on capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Class A shares of eligible funds; more information about these and other discounts is available in the "Classes of Fund Shares" section on page of the Fund's prospectus or from your financial advisor. Unless you are eligible for a waiver, if you sell (redeem) your Class C shares of the fund during the first year, you will pay a CDSC of 0.50%.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Presidential Protected Profile 2040 Fund	Class A	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases	5.75%	none	none
Maximum Deferred Sales Charge (Load)	none	0.50%	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none	none	none
Redemption Fee	none	none	none
Exchange Fee	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Presidential Protected Profile 2040 Fund		Class A	Class C	Class I
Management Fee		0.40%	0.40%	0.40%
Distribution and/or Service (12b-1 fees)		0.25%	0.50%	none
Shareholder Service Fee		0.15%	0.15%	0.15%
Other Expenses	[1]	0.86%	0.86%	0.86%
Acquired Fund Fees and Expenses (AFFE)	[1]	0.16%	0.16%	0.16%
Total Annual Fund Operating Expenses		1.82%	2.07%	1.57%
Less Fee Waiver and Expense Reimbursement	[2]	(0.76%)	(0.76%)	(0.76%)
Total Annual Fund Operating Expenses (After Expense Reimbursement)		1.06%	1.31%	0.81%
[1]	"Other Expenses" and "AFFE" are based on estimated amounts for the current fiscal year
[2]	Lincoln Investment Advisors Corporation (the "adviser") has contractually agreed to waive the following portion of its advisory fee for the Fund: 0.10% of average daily net assets of the Fund. The adviser has also contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding AFFE and Shareholder Service Fees) exceed 0.75% of average daily net assets of the Fund for Class A, 1.00% for Class C and 0.50% for Class I. Both agreements will continue at least through January 28, 2013 and cannot be terminated before that date without the mutual agreement of the Trust's board of trustees and the adviser.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund's shares for the time periods indicated and then redeem all your shares at the end of those periods (except where otherwise noted). The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. Your actual costs may be higher or lower than this example.

Expense Example - Presidential Protected Profile 2040 Fund (USD $)	1 year	3 years
Class A	677	1,045
Class C	183	575
Class I	83	421

Expense Example, No Redemption - (USD $)	1 year	3 years
Presidential Protected Profile 2040 Fund Class C	133	575

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. Because the Fund is newly organized, no portfolio turnover figures are available.

Principal Investment Strategies
The Fund operates under a "fund of funds" structure. Under normal market conditions, the Fund will invest 80% or more of its net assets in underlying funds, including exchange traded funds ("underlying funds"). The Fund does not currently expect to invest in underlying funds advised by the adviser, although it may do so in the future.
A significant portion of the Fund's net assets will be invested in underlying funds that employ a passive investment style, i.e., index funds. The Fund's largest allocation will be to underlying funds that primarily invest in domestic and foreign equity securities, including large-, medium- and small-cap equities and both growth and value equity securities. The foreign equity securities held by the underlying funds will be from issuers in both developed and emerging markets. A significantly smaller allocation will be made to underlying funds that primarily invest in domestic and global fixed income securities, including mortgage-backed bonds.
The Fund will also employ an actively managed risk-management overlay ("protection sub-strategy") using up to 20% of its net assets. The protection sub-strategy consists of using hedging instruments (short positions in exchanged-traded futures contracts) to manage overall portfolio volatility and to protect the majority of the Fund's portfolio securities. Futures contracts can be purchased or sold by the Fund for less than their contract value, allowing an efficient use of Fund assets for the protection sub-strategy. "Volatility" in this context means variance in the Fund's investment returns.
The adviser selects individual futures contracts on equity indices of domestic and foreign markets that it believes will have prices that are negatively correlated to the Fund's equity exposure. The Fund will sell (short) futures contracts on these indices to decrease the Fund's aggregate economic exposure to equities based on the adviser's evaluation of market volatility and downside market risk. The short futures contracts increase in value as equity markets decline.
The adviser will regularly adjust the level of exchange-traded futures contracts to manage the overall net risk level of the Fund. The adviser's target volatility of returns for the Fund will adjust over time in relation to the target date. The protection sub-strategy would allow for more volatility of the Fund's returns the further the Fund is from the target date, but seeks to more tightly control the volatility of the Fund's returns as the investor reaches retirement and as the investor ages. Even in periods of low volatility in the equity markets, the adviser will continue to use the hedging techniques to preserve gains after favorable market conditions and reduce losses in adverse market conditions.
The Fund's investment in exchange-traded futures and their resulting costs could limit the upside participation of the Fund in strong, increasing markets relative to unhedged funds. In situations of extreme market volatility, the exchange-traded futures could potentially reduce the Fund's net economic exposure to equity securities to 0%.
The Fund is designed for investors planning to retire close to the year 2040 (target date). The target date refers to the approximate year an investor in the Fund would plan to retire and likely stop making new investments in the Fund. Before investing in the Fund, an investor should consider in addition to age and retirement date, other factors such as the investor's risk tolerance, personal circumstances, and complete financial situation.
The adviser invests the Fund in underlying funds in accordance with an asset allocation between equity securities and fixed income securities. Over time, the asset allocation model will change according to a predetermined "glide path" shown in the chart below. As the glide path shows, the Fund's asset mix becomes more conservative as time elapses. In addition, the glide path shows the Fund's target volatility of returns under the protection sub-strategy, which also becomes more conservative as time elapses. These features reflect the desire to reduce investment risk and volatility as retirement approaches.
Yrs Before Retirement Date	-40	-39	-38	-37	-36	-35	-34	-33	-32	-31	-30	-29
Fixed Income	2	3	4	6	8	9	10	12	13	14	15	16
Equity	98	97	96	94	92	91	90	88	87	86	85	84
Volatility Target	16	16	16	15	15	15	15	14	14	14	14	14

Yrs Before Retirement Date	-28	-27	-26	-25	-24	-23	-22	-21	-20	-19	-18	-17
Fixed Income	17	19	21	23	25	26	27	28	28	29	30	31
Equity	83	81	79	77	75	74	73	72	72	71	70	69
Volatility Target	14	13	13	13	13	12	12	12	12	12	12	11

Yrs Before Retirement Date	-16	-15	-14	-13	-12	-11	-10	-9	-8	-7	-6	-5
Fixed Income	32	33	34	35	36	37	37	38	38	39	39	40
Equity	68	67	66	65	64	63	63	62	62	61	61	60
Volatility Target	11	11	11	11	11	10	10	10	10	10	10	10

Yrs Before Retirement Date	-4	-3	-2	-1
Fixed Income	41	42	43	44
Equity	59	58	57	56
Volatility Target	10	9	9	9

Retirement Date	0
Fixed Income	45
Equity	55
Volatility Target	9

Yrs After Retirement Date	1	2	3	4	5	6	7	8	9	10	11	12
Fixed Income	47	49	50	52	54	55	57	58	60	62	63	65
Equity	53	51	50	48	46	45	43	42	40	38	37	35
Volatility Target	8	8	8	8	8	8	8	8	7	7	7	7

Yrs After Retirement Date	13	14	15	16	17	18	19	20	21	22	23	24
Fixed Income	67	68	70	71	72	73	74	75	75	75	75	75
Equity	33	32	30	29	28	27	26	25	25	25	25	25
Volatility Target	6	6	6	6	6	6	5	5

Yrs After Retirement Date	25
Fixed Income	75
Equity	25
Volatility Target
After the Fund reaches its designated retirement year, it will continue to be managed according to an asset allocation model that becomes increasingly conservative over time, until approximately twenty years after retirement (landing date) when the Fund is expected to maintain a static allocation of approximately 25% of its assets in underlying funds that invest primarily in equity securities. At the landing date, as a result of the protection sub-strategy, the Fund's net economic exposure to equities may vary between a low of 0% in extreme market conditions and a high of 25% in more benign markets. Under normal market conditions, the adviser expects the Fund's aggregate economic exposure to equities at the landing date to be between 15% and 25%.
On at least an annual basis, the adviser will reassess and make any necessary revisions in the Fund's asset allocation model, including revising the asset class weightings in the model. At that time, the level of exchange-traded futures held will be adjusted for any changes to the asset allocation model. This will ensure that the overall risk level of the Fund remains aligned with the protection sub-strategy and the current level of the adviser's assessment of overall market risk and general economic climate. The maximum amount of change to the model's asset class allocations that would be made in one year is plus or minus 10%.

On a quarterly basis, the adviser will evaluate the need to add, remove and/or re-weight the underlying funds in the Fund's asset allocation model. The adviser will also periodically rebalance the weightings in the underlying funds held by the Fund to the asset allocation model. In general, the adviser does not anticipate making frequent changes in the asset allocation model and will not attempt to time the market. The amount of exchange-traded futures in the Fund will fluctuate daily based upon market conditions. During extreme market conditions, exchange-traded futures could reduce or even eliminate the Fund's equity exposure that is shown in the chart above.
The Fund is non-diversified for purposes of the 1940 Act, and as a result may invest a greater percentage of its assets in a particular issuer than a diversified fund. However, through the underlying funds, the Fund owns a diversified mix of equity securities (stocks) and fixed income securities (bonds).

Principal Risks
All mutual funds carry a certain amount of risk. Accordingly, loss of money is a risk of investing in the Fund. Here are specific principal risks of investing in the Fund:
  Market Risk: Prices of securities held by the Fund may fall. As a result, your investment may decline in value and you could lose money.
  Asset Allocation Risk: The Fund maintains an asset allocation strategy and the amount invested in various asset classes of securities may change over time. The Fund is subject to the risk that the Fund may allocate assets to an asset class that underperforms other asset classes.
  Passive Management Risk: Underlying funds may use an indexing strategy and will not individually select securities. These types of underlying funds do not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term period of poor investment performance.
  Value Stocks Risk: Value stocks may never reach what is believed to be their full value, or may even go down in price. Value stocks tend to shift in and out of favor depending on market conditions, and as a result the Fund's performance my sometimes be lower than that of other types of funds.
  Growth Stocks Risks: The growth style may, over time, go in and out of favor. At times when the growth investing style is out of favor, the Fund may underperform other equity funds that use different investment styles.
  Small and Medium-Cap Companies Risk: Investing in the stock of medium and small-sized companies may involve greater risk than investing in larger companies. Historically, the price of small and medium capitalization stocks and stocks of recently organized companies have fluctuated more than larger capitalization stocks. Medium and small company stocks may trade less frequently and in limited volume resulting in fluctuating net asset values of the Fund's shares.
  Interest Rate Risk: The value of debt obligations will typically fluctuate with interest rate changes. These fluctuations can be greater for debt obligations with longer maturities. When interest rates rise, debt obligations will generally decline in value and you could lose money as a result. Periods of declining or low interest rates may negatively impact the Fund's yield.
  Credit Risk: Credit risk is the risk that the issuer of the debt obligation will be unable to make interest or principal payments on time. A decrease in an issuer's credit rating may cause a decline in the value of the debt obligations held.
  Call Risk: Call risk is the risk that a bond issuer will redeem its callable bonds before they mature. Call risk is greater during periods of falling interest rates because the bond issuer can call the debt and reissue the debt at a lower rate. This action may reduce the Fund's income because the Fund may have to reinvest the proceeds at lower interest rates.
  Mortgage-Backed Securities Risk: The value of the mortgage-backed securities (commercial and residential) may fluctuate significantly in response to changes in interest rates. In periods of falling interest rates, underlying mortgages may be paid early, lowering the potential total return, and, during periods of rising interest rates, the rate at which the underlying mortgages are pre-paid may slow unexpectedly, causing the maturity of the mortgage-backed securities to increase and their value to decline.
  Foreign Securities Risk: Foreign currency fluctuations and economic or financial instability could cause the value of the Fund's foreign investments to fluctuate. Investing in foreign securities involves the risk of loss from foreign government or political actions. Investing in foreign securities also involves risks resulting from the reduced availability of public information. Foreign investments may be less liquid and their prices more volatile than comparable investments in securities of U.S. issuers.
  Emerging Markets Risk: Risk of loss is typically higher for issuers in emerging markets. Emerging market countries may have especially unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Investments located in emerging markets tend to be less liquid, have more volatile prices and have significant potential for loss.
  Currency Risk: The value of the Fund's shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of foreign investments.
  Futures Risk: A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. The prices of futures contracts can be volatile, and futures contracts may be illiquid. In addition, there may be imperfect or even negative correlation between the price of the futures contracts and the price of the underlying securities. Losses on futures contracts may exceed the amount invested.
  Hedging Risk: Futures contracts held in short positions may not provide an effective hedge of the underlying securities or indices because changes in the prices of futures contracts may not track those of the securities or indices they are intended to hedge.
  Fund of Funds Risk: The investment performance of the Fund is affected by the investment performance of the underlying funds in which the Fund invests. The ability of the Fund to achieve its investment objective depends on the ability of the underlying funds to meet their investment objectives and on the adviser's decisions regarding the allocation of the Fund's assets among the underlying funds.
  Exchange-Traded Funds Risk: The risks of exchange traded funds (ETFs) generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in the price of the ETF being more volatile and ETFs have management fees that increase their costs.
  Non-Diversification Risk: The Fund is non-diversified, and, as a result may invest a greater portion of its assets in a particular issuer than a diversified fund. Therefore, the Fund's value may decrease because of a single investment or a small number of investments.

Fund Performance
The Fund is expected to commence operations on or about November 1, 2011. Once the Fund has at least one calendar year of performance, a bar chart and performance table will be included in the prospectus. Please note that the past performance of a Fund is not necessarily an indication of how the Fund will perform in the future.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Lincoln Advisors Trust
Prospectus Date	rr_ProspectusDate	Nov 1, 2011
Presidential Protected Profile 2040 Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.40%
Distribution and/or Service (12b-1 fees)	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Service Fee	rr_Component1OtherExpensesOverAssets	0.15%
Other Expenses	rr_OtherExpensesOverAssets	0.86%	[1]
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.16%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.82%
Less Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.76%)	[2]
Total Annual Fund Operating Expenses (After Expense Reimbursement)	rr_NetExpensesOverAssets	1.06%
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
1 year	rr_ExpenseExampleYear01	677
3 years	rr_ExpenseExampleYear03	1,045
Presidential Protected Profile 2040 Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	0.50%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.40%
Distribution and/or Service (12b-1 fees)	rr_DistributionAndService12b1FeesOverAssets	0.50%
Shareholder Service Fee	rr_Component1OtherExpensesOverAssets	0.15%
Other Expenses	rr_OtherExpensesOverAssets	0.86%	[1]
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.16%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.07%
Less Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.76%)	[2]
Total Annual Fund Operating Expenses (After Expense Reimbursement)	rr_NetExpensesOverAssets	1.31%
1 year	rr_ExpenseExampleYear01	183
3 years	rr_ExpenseExampleYear03	575
1 year	rr_ExpenseExampleNoRedemptionYear01	133
3 years	rr_ExpenseExampleNoRedemptionYear03	575
Presidential Protected Profile 2040 Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.40%
Distribution and/or Service (12b-1 fees)	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Service Fee	rr_Component1OtherExpensesOverAssets	0.15%
Other Expenses	rr_OtherExpensesOverAssets	0.86%	[1]
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.16%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.57%
Less Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.76%)	[2]
Total Annual Fund Operating Expenses (After Expense Reimbursement)	rr_NetExpensesOverAssets	0.81%
1 year	rr_ExpenseExampleYear01	83
3 years	rr_ExpenseExampleYear03	421
Presidential Protected Profile 2040 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PresidentialSM Protected Profile 2040 Fund (Class A, Class C and Class I)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The investment objective of the Fund is to seek the highest total return over time with an increased emphasis on capital preservation as the target date approaches. Thereafter, an emphasis will be placed on high current income

Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	with a secondary focus on capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Class A shares of eligible funds; more information about these and other discounts is available in the "Classes of Fund Shares" section on page of the Fund's prospectus or from your financial advisor. Unless you are eligible for a waiver, if you sell (redeem) your Class C shares of the fund during the first year, you will pay a CDSC of 0.50%.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 28, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. Because the Fund is newly organized, no portfolio turnover figures are available.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible funds;
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other Expenses" and "AFFE" are based on estimated amounts for the current fiscal year
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund's shares for the time periods indicated and then redeem all your shares at the end of those periods (except where otherwise noted). The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. Your actual costs may be higher or lower than this example.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund operates under a "fund of funds" structure. Under normal market conditions, the Fund will invest 80% or more of its net assets in underlying funds, including exchange traded funds ("underlying funds"). The Fund does not currently expect to invest in underlying funds advised by the adviser, although it may do so in the future.
A significant portion of the Fund's net assets will be invested in underlying funds that employ a passive investment style, i.e., index funds. The Fund's largest allocation will be to underlying funds that primarily invest in domestic and foreign equity securities, including large-, medium- and small-cap equities and both growth and value equity securities. The foreign equity securities held by the underlying funds will be from issuers in both developed and emerging markets. A significantly smaller allocation will be made to underlying funds that primarily invest in domestic and global fixed income securities, including mortgage-backed bonds.
The Fund will also employ an actively managed risk-management overlay ("protection sub-strategy") using up to 20% of its net assets. The protection sub-strategy consists of using hedging instruments (short positions in exchanged-traded futures contracts) to manage overall portfolio volatility and to protect the majority of the Fund's portfolio securities. Futures contracts can be purchased or sold by the Fund for less than their contract value, allowing an efficient use of Fund assets for the protection sub-strategy. "Volatility" in this context means variance in the Fund's investment returns.
The adviser selects individual futures contracts on equity indices of domestic and foreign markets that it believes will have prices that are negatively correlated to the Fund's equity exposure. The Fund will sell (short) futures contracts on these indices to decrease the Fund's aggregate economic exposure to equities based on the adviser's evaluation of market volatility and downside market risk. The short futures contracts increase in value as equity markets decline.
The adviser will regularly adjust the level of exchange-traded futures contracts to manage the overall net risk level of the Fund. The adviser's target volatility of returns for the Fund will adjust over time in relation to the target date. The protection sub-strategy would allow for more volatility of the Fund's returns the further the Fund is from the target date, but seeks to more tightly control the volatility of the Fund's returns as the investor reaches retirement and as the investor ages. Even in periods of low volatility in the equity markets, the adviser will continue to use the hedging techniques to preserve gains after favorable market conditions and reduce losses in adverse market conditions.
The Fund's investment in exchange-traded futures and their resulting costs could limit the upside participation of the Fund in strong, increasing markets relative to unhedged funds. In situations of extreme market volatility, the exchange-traded futures could potentially reduce the Fund's net economic exposure to equity securities to 0%.
The Fund is designed for investors planning to retire close to the year 2040 (target date). The target date refers to the approximate year an investor in the Fund would plan to retire and likely stop making new investments in the Fund. Before investing in the Fund, an investor should consider in addition to age and retirement date, other factors such as the investor's risk tolerance, personal circumstances, and complete financial situation.
The adviser invests the Fund in underlying funds in accordance with an asset allocation between equity securities and fixed income securities. Over time, the asset allocation model will change according to a predetermined "glide path" shown in the chart below. As the glide path shows, the Fund's asset mix becomes more conservative as time elapses. In addition, the glide path shows the Fund's target volatility of returns under the protection sub-strategy, which also becomes more conservative as time elapses. These features reflect the desire to reduce investment risk and volatility as retirement approaches.
Yrs Before Retirement Date	-40	-39	-38	-37	-36	-35	-34	-33	-32	-31	-30	-29
Fixed Income	2	3	4	6	8	9	10	12	13	14	15	16
Equity	98	97	96	94	92	91	90	88	87	86	85	84
Volatility Target	16	16	16	15	15	15	15	14	14	14	14	14

Yrs Before Retirement Date	-28	-27	-26	-25	-24	-23	-22	-21	-20	-19	-18	-17
Fixed Income	17	19	21	23	25	26	27	28	28	29	30	31
Equity	83	81	79	77	75	74	73	72	72	71	70	69
Volatility Target	14	13	13	13	13	12	12	12	12	12	12	11

Yrs Before Retirement Date	-16	-15	-14	-13	-12	-11	-10	-9	-8	-7	-6	-5
Fixed Income	32	33	34	35	36	37	37	38	38	39	39	40
Equity	68	67	66	65	64	63	63	62	62	61	61	60
Volatility Target	11	11	11	11	11	10	10	10	10	10	10	10

Yrs Before Retirement Date	-4	-3	-2	-1
Fixed Income	41	42	43	44
Equity	59	58	57	56
Volatility Target	10	9	9	9

Retirement Date	0
Fixed Income	45
Equity	55
Volatility Target	9

Yrs After Retirement Date	1	2	3	4	5	6	7	8	9	10	11	12
Fixed Income	47	49	50	52	54	55	57	58	60	62	63	65
Equity	53	51	50	48	46	45	43	42	40	38	37	35
Volatility Target	8	8	8	8	8	8	8	8	7	7	7	7

Yrs After Retirement Date	13	14	15	16	17	18	19	20	21	22	23	24
Fixed Income	67	68	70	71	72	73	74	75	75	75	75	75
Equity	33	32	30	29	28	27	26	25	25	25	25	25
Volatility Target	6	6	6	6	6	6	5	5

Yrs After Retirement Date	25
Fixed Income	75
Equity	25
Volatility Target
After the Fund reaches its designated retirement year, it will continue to be managed according to an asset allocation model that becomes increasingly conservative over time, until approximately twenty years after retirement (landing date) when the Fund is expected to maintain a static allocation of approximately 25% of its assets in underlying funds that invest primarily in equity securities. At the landing date, as a result of the protection sub-strategy, the Fund's net economic exposure to equities may vary between a low of 0% in extreme market conditions and a high of 25% in more benign markets. Under normal market conditions, the adviser expects the Fund's aggregate economic exposure to equities at the landing date to be between 15% and 25%.
On at least an annual basis, the adviser will reassess and make any necessary revisions in the Fund's asset allocation model, including revising the asset class weightings in the model. At that time, the level of exchange-traded futures held will be adjusted for any changes to the asset allocation model. This will ensure that the overall risk level of the Fund remains aligned with the protection sub-strategy and the current level of the adviser's assessment of overall market risk and general economic climate. The maximum amount of change to the model's asset class allocations that would be made in one year is plus or minus 10%.

On a quarterly basis, the adviser will evaluate the need to add, remove and/or re-weight the underlying funds in the Fund's asset allocation model. The adviser will also periodically rebalance the weightings in the underlying funds held by the Fund to the asset allocation model. In general, the adviser does not anticipate making frequent changes in the asset allocation model and will not attempt to time the market. The amount of exchange-traded futures in the Fund will fluctuate daily based upon market conditions. During extreme market conditions, exchange-traded futures could reduce or even eliminate the Fund's equity exposure that is shown in the chart above.
The Fund is non-diversified for purposes of the 1940 Act, and as a result may invest a greater percentage of its assets in a particular issuer than a diversified fund. However, through the underlying funds, the Fund owns a diversified mix of equity securities (stocks) and fixed income securities (bonds).

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
All mutual funds carry a certain amount of risk. Accordingly, loss of money is a risk of investing in the Fund. Here are specific principal risks of investing in the Fund:
  Market Risk: Prices of securities held by the Fund may fall. As a result, your investment may decline in value and you could lose money.
  Asset Allocation Risk: The Fund maintains an asset allocation strategy and the amount invested in various asset classes of securities may change over time. The Fund is subject to the risk that the Fund may allocate assets to an asset class that underperforms other asset classes.
  Passive Management Risk: Underlying funds may use an indexing strategy and will not individually select securities. These types of underlying funds do not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term period of poor investment performance.
  Value Stocks Risk: Value stocks may never reach what is believed to be their full value, or may even go down in price. Value stocks tend to shift in and out of favor depending on market conditions, and as a result the Fund's performance my sometimes be lower than that of other types of funds.
  Growth Stocks Risks: The growth style may, over time, go in and out of favor. At times when the growth investing style is out of favor, the Fund may underperform other equity funds that use different investment styles.
  Small and Medium-Cap Companies Risk: Investing in the stock of medium and small-sized companies may involve greater risk than investing in larger companies. Historically, the price of small and medium capitalization stocks and stocks of recently organized companies have fluctuated more than larger capitalization stocks. Medium and small company stocks may trade less frequently and in limited volume resulting in fluctuating net asset values of the Fund's shares.
  Interest Rate Risk: The value of debt obligations will typically fluctuate with interest rate changes. These fluctuations can be greater for debt obligations with longer maturities. When interest rates rise, debt obligations will generally decline in value and you could lose money as a result. Periods of declining or low interest rates may negatively impact the Fund's yield.
  Credit Risk: Credit risk is the risk that the issuer of the debt obligation will be unable to make interest or principal payments on time. A decrease in an issuer's credit rating may cause a decline in the value of the debt obligations held.
  Call Risk: Call risk is the risk that a bond issuer will redeem its callable bonds before they mature. Call risk is greater during periods of falling interest rates because the bond issuer can call the debt and reissue the debt at a lower rate. This action may reduce the Fund's income because the Fund may have to reinvest the proceeds at lower interest rates.
  Mortgage-Backed Securities Risk: The value of the mortgage-backed securities (commercial and residential) may fluctuate significantly in response to changes in interest rates. In periods of falling interest rates, underlying mortgages may be paid early, lowering the potential total return, and, during periods of rising interest rates, the rate at which the underlying mortgages are pre-paid may slow unexpectedly, causing the maturity of the mortgage-backed securities to increase and their value to decline.
  Foreign Securities Risk: Foreign currency fluctuations and economic or financial instability could cause the value of the Fund's foreign investments to fluctuate. Investing in foreign securities involves the risk of loss from foreign government or political actions. Investing in foreign securities also involves risks resulting from the reduced availability of public information. Foreign investments may be less liquid and their prices more volatile than comparable investments in securities of U.S. issuers.
  Emerging Markets Risk: Risk of loss is typically higher for issuers in emerging markets. Emerging market countries may have especially unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Investments located in emerging markets tend to be less liquid, have more volatile prices and have significant potential for loss.
  Currency Risk: The value of the Fund's shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of foreign investments.
  Futures Risk: A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. The prices of futures contracts can be volatile, and futures contracts may be illiquid. In addition, there may be imperfect or even negative correlation between the price of the futures contracts and the price of the underlying securities. Losses on futures contracts may exceed the amount invested.
  Hedging Risk: Futures contracts held in short positions may not provide an effective hedge of the underlying securities or indices because changes in the prices of futures contracts may not track those of the securities or indices they are intended to hedge.
  Fund of Funds Risk: The investment performance of the Fund is affected by the investment performance of the underlying funds in which the Fund invests. The ability of the Fund to achieve its investment objective depends on the ability of the underlying funds to meet their investment objectives and on the adviser's decisions regarding the allocation of the Fund's assets among the underlying funds.
  Exchange-Traded Funds Risk: The risks of exchange traded funds (ETFs) generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in the price of the ETF being more volatile and ETFs have management fees that increase their costs.
  Non-Diversification Risk: The Fund is non-diversified, and, as a result may invest a greater portion of its assets in a particular issuer than a diversified fund. Therefore, the Fund's value may decrease because of a single investment or a small number of investments.

Risk Lose Money [Text]	rr_RiskLoseMoney	Accordingly, loss of money is a risk of investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk: The Fund is non-diversified, and, as a result may invest a greater portion of its assets in a particular issuer than a diversified fund. Therefore, the Fund's value may decrease because of a single investment or a small number of investments.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The Fund is expected to commence operations on or about November 1, 2011. Once the Fund has at least one calendar year of performance, a bar chart and performance table will be included in the prospectus. Please note that the past performance of a Fund is not necessarily an indication of how the Fund will perform in the future.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund is expected to commence operations on or about November 1, 2011. Once the Fund has at least one calendar year of performance, a bar chart and performance table will be included in the prospectus.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Please note that the past performance of a Fund is not necessarily an indication of how the Fund will perform in the future.

[1]	"Other Expenses" and "AFFE" are based on estimated amounts for the current fiscal year
[2]	Lincoln Investment Advisors Corporation (the "adviser") has contractually agreed to waive the following portion of its advisory fee for the Fund: 0.10% of average daily net assets of the Fund. The adviser has also contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding AFFE and Shareholder Service Fees) exceed 0.75% of average daily net assets of the Fund for Class A, 1.00% for Class C and 0.50% for Class I. Both agreements will continue at least through January 28, 2013 and cannot be terminated before that date without the mutual agreement of the Trust's board of trustees and the adviser.

Presidential Protected Profile 2050 Fund
PresidentialSM Protected Profile 2050 Fund (Class A, Class C, Class I)
Investment Objective
The investment objective of the Fund is to seek the highest total return over time with an increased emphasis on capital preservation as the target date approaches. Thereafter, an emphasis will be placed on high current income with a secondary focus on capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Class A shares of eligible funds; more information about these and other discounts is available in the "Classes of Fund Shares" section on page of the Fund's prospectus or from your financial advisor. Unless you are eligible for a waiver, if you sell (redeem) your Class C shares of the fund during the first year, you will pay a CDSC of 0.50%.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Presidential Protected Profile 2050 Fund	Class A	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases	5.75%	none	none
Maximum Deferred Sales Charge (Load)	none	0.50%	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none	none	none
Redemption Fee	none	none	none
Exchange Fee	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Presidential Protected Profile 2050 Fund		Class A	Class C	Class I
Management Fee		0.40%	0.40%	0.40%
Distribution and/or Service (12b-1 fees)		0.25%	0.50%	none
Shareholder Services Fee		0.15%	0.15%	0.15%
Other Expenses	[1]	1.72%	1.72%	1.72%
Acquired Fund Fees and Expenses (AFFE)	[1]	0.15%	0.15%	0.15%
Total Annual Fund Operating Expenses		2.67%	2.92%	2.42%
Less Fee Waiver and Expense Reimbursement	[2]	(1.62%)	(1.62%)	(1.62%)
Total Annual Fund Operating Expenses (After Expense Reimbursement)		1.05%	1.30%	0.80%
[1]	"Other Expenses" and "AFFE" are based on estimated amounts for the current fiscal year
[2]	Lincoln Investment Advisors Corporation (the "adviser") has contractually agreed to waive the following portion of its advisory fee for the Fund: 0.10% of average daily net assets of the Fund. The adviser has also contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding AFFE and Shareholder Service Fees) exceed 0.75% of average daily net assets of the Fund for Class A, 1.00% for Class C and 0.50% for Class I. Both agreements will continue at least through January 28, 2013 and cannot be terminated before that date without the mutual agreement of the Trust's board of trustees and the adviser.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund's shares for the time periods indicated and then redeem all your shares at the end of those periods (except where otherwise noted). The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. Your actual costs may be higher or lower than this example.

Expense Example - Presidential Protected Profile 2050 Fund (USD $)	1 year	3 years
Class A	676	1,211
Class C	182	751
Class I	82	599

Expense Example, No Redemption - (USD $)	1 year	3 years
Presidential Protected Profile 2050 Fund Class C	132	751

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. Because the Fund is newly organized, no portfolio turnover figures are available.

Principal Investment Strategies
The Fund operates under a "fund of funds" structure. Under normal market conditions, the Fund will invest 80% or more of its net assets in underlying funds, including exchange traded funds ("underlying funds"). The Fund does not currently expect to invest in underlying funds advised by the adviser, although it may do so in the future. A significant portion of the Fund's net assets will be invested in underlying funds that employ a passive investment style, i.e., index funds. The Fund's largest allocation will be to underlying funds that primarily invest in domestic and foreign equity securities, including large-, medium- and small-cap equities and both growth and value equity securities. The foreign equity securities held by the underlying funds will be from issuers in both developed and emerging markets. The Fund will also employ an actively managed risk-management overlay ("protection sub-strategy") using up to 20% of its net assets. The protection sub-strategy consists of using hedging instruments (short positions in exchanged-traded futures contracts) to manage overall portfolio volatility and to protect the majority of the Fund's portfolio securities. Futures contracts can be purchased or sold by the Fund for less than their contract value, allowing an efficient use of Fund assets for the protection sub-strategy. "Volatility" in this context means variance in the Fund's investment returns. The adviser selects individual futures contracts on equity indices of domestic and foreign markets that it believes will have prices that are negatively correlated to the Fund's equity exposure. The Fund will sell (short) futures contracts on these indices to decrease the Fund's aggregate economic exposure to equities based on the adviser's evaluation of market volatility and downside market risk. The short futures contracts increase in value as equity markets decline. The adviser will regularly adjust the level of exchange-traded futures contracts to manage the overall net risk level of the Fund. The adviser's target volatility of returns for the Fund will adjust over time in relation to the target date. The protection sub-strategy would allow for more volatility of the Fund's returns the further the Fund is from the target date, but seeks to more tightly control the volatility of the Fund's returns as the investor reaches retirement and as the investor ages. Even in periods of low volatility in the equity markets, the adviser will continue to use the hedging techniques to preserve gains after favorable market conditions and reduce losses in adverse market conditions.The Fund's investment in exchange-traded futures and their resulting costs could limit the upside participation of the Fund in strong, increasing markets relative to unhedged funds. In situations of extreme market volatility, the exchange-traded futures could potentially reduce the Fund's net economic exposure to equity securities to 0%.The Fund is designed for investors planning to retire close to the year 2050 (target date). The target date refers to the approximate year an investor in the Fund would plan to retire and likely stop making new investments in the Fund. Before investing in the Fund, an investor should consider in addition to age and retirement date, other factors such as the investor's risk tolerance, personal circumstances, and complete financial situation. The adviser invests the Fund in underlying funds in accordance with an asset allocation between equity securities and fixed income securities. Over time, the asset allocation model will change according to a predetermined "glide path" shown in the chart below. As the glide path shows, the Fund's asset mix becomes more conservative as time elapses. In addition the glide path shows the Fund's target volatility of returns under the protection sub-strategy, which also becomes more conservative as time elapses. These features reflect the desire to reduce investment risk and volatility as retirement approaches.
Yrs Before Retirement Date	-40	-39	-38	-37	-36	-35	-34	-33	-32	-31	-30	-29
Fixed Income	2	3	4	6	8	9	10	12	13	14	15	16
Equity	98	97	96	94	92	91	90	88	87	86	85	84
Volatility Target	16	16	16	15	15	15	15	14	14	14	14	14

Yrs Before Retirement Date	-28	-27	-26	-25	-24	-23	-22	-21	-20	-19	-18	-17
Fixed Income	17	19	21	23	25	26	27	28	28	29	30	31
Equity	83	81	79	77	75	74	73	72	72	71	70	69
Volatility Target	14	13	13	13	13	12	12	12	12	12	12	11

Yrs Before Retirement Date	-16	-15	-14	-13	-12	-11	-10	-9	-8	-7	-6	-5
Fixed Income	32	33	34	35	36	37	37	38	38	39	39	40
Equity	68	67	66	65	64	63	63	62	62	61	61	60
Volatility Target	11	11	11	11	11	10	10	10	10	10	10	10

Yrs Before Retirement Date	-4	-3	-2	-1
Fixed Income	41	42	43	44
Equity	59	58	57	56
Volatility Target	10	9	9	9

Retirement Date	0
Fixed Income	45
Equity	55
Volatility Target	9

Yrs After Retirement Date	1	2	3	4	5	6	7	8	9	10	11	12
Fixed Income	47	49	50	52	54	55	57	58	60	62	63	65
Equity	53	51	50	48	46	45	43	42	40	38	37	35
Volatility Target	8	8	8	8	8	8	8	8	7	7	7	7

Yrs After Retirement Date	13	14	15	16	17	18	19	20	21	22	23	24
Fixed Income	67	68	70	71	72	73	74	75	75	75	75	75
Equity	33	32	30	29	28	27	26	25	25	25	25	25
Volatility Target	6	6	6	6	6	6	5	5

Yrs After Retirement Date	25
Fixed Income	75
Equity	25
Volatility Target
After the Fund reaches its designated retirement year, it will continue to be managed according to an asset allocation model that becomes increasingly conservative over time, until approximately twenty years after retirement (landing date) when the Fund is expected to maintain a static allocation of approximately 25% of its assets in underlying funds that invest primarily in equity securities. At the landing date, as a result of the protection sub-strategy, the Fund's net economic exposure to equities may vary between a low of 0% in extreme market conditions and a high of 25% in more benign markets. Under normal market conditions, the adviser expects the Fund's aggregate economic exposure to equities at the landing date to be between 15% and 25%. On at least an annual basis, the adviser will reassess and make any necessary revisions in the Fund's asset allocation model, including revising the asset class weightings in the model. At that time, the level of exchange-traded futures held will be adjusted for any changes to the asset allocation model. This will ensure that the overall risk level of the Fund remains aligned with the protection sub-strategy and the current level of the adviser's assessment of overall market risk and general economic climate. The maximum amount of change to the model's asset class allocations that would be made in one year is plus or minus 10%. On a quarterly basis, the adviser will evaluate the need to add, remove and/or re-weight the underlying funds in the Fund's asset allocation model. The adviser will also periodically rebalance the weightings in the underlying funds held by the Profile Fund to the asset allocation model. In general, the adviser does not anticipate making frequent changes in the asset allocation model and will not attempt to time the market. The amount of exchange-traded futures in the Profile Fund, which will affect the investor's exposure to equity securities, will fluctuate daily based upon market conditions.The amount of exchange-traded futures could reduce or even eliminate the Fund's equity exposure that is shown in the chart above. The Fund is non-diversified for purposes of the 1940 Act, and as a result may invest a greater percentage of its assets in a particular issuer than a diversified fund. However, through the underlying funds, the Fund owns a diversified mix of equity securities (stocks) and fixed income securities (bonds).

Principal Risks
All mutual funds carry a certain amount of risk. Accordingly, loss of money is a risk of investing in the Fund. Here are specific principal risks of investing in the Fund:
  Market Risk: Prices of securities held by the fund may fall. As a result, your investment may decline in value and you could lose money. Your investment in the fund is not guaranteed. You can lose money in the fund near, at or after the target date.
  Asset Allocation Risk: The Fund maintains an asset allocation strategy and the amount invested in various asset classes of securities may change over time. The Fund is subject to the risk that the Fund may allocate assets to an asset class that underperforms other asset classes.
  Passive Management Risk: The underlying funds use an indexing strategy and do not individually select securities. Passively managed underlying funds will remain fully invested at all times and will be subject to fluctuations in the market indices which they are designed to track.
  Value Stocks Risk: Value stocks may never reach what is believed to be their full value, or may even go down in price. Value stocks tend to shift in and out of favor depending on market conditions, and as a result the Fund's performance my sometimes be lower than that of other types of funds.
  Growth Stocks Risks: The growth style may, over time, go in and out of favor. At times when the growth investing style is out of favor, the Fund may underperform other equity funds that use different investment styles.
  Small and Medium-Cap Companies Risk: Investing in the stock of medium and small-sized companies may involve greater risk than investing in larger companies. Historically, the price of small and medium capitalization stocks and stocks of recently organized companies have fluctuated more than larger capitalization stocks. Medium and small company stocks may trade less frequently and in limited volume resulting in fluctuating net asset values of the Fund's shares.
  Foreign Securities Risk: Foreign currency fluctuations and economic or financial instability could cause the value of the Fund's foreign investments to fluctuate. Investing in foreign securities involves the risk of loss from foreign government or political actions. Investing in foreign securities also involves risks resulting from the reduced availability of public information. Foreign investments may be less liquid and their prices more volatile than comparable investments in securities of U.S. issuers.
  Emerging Markets Risk: Risk of loss is typically higher for issuers in emerging markets. Emerging market countries may have especially unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Investments located in emerging markets tend to be less liquid, have more volatile prices and have significant potential for loss.
  Currency Risk: The value of the Fund's shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of foreign investments.
  Futures Risk: A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. The prices of futures contracts can be volatile, and futures contracts may be illiquid. In addition, there may be imperfect or even negative correlation between the price of the futures contracts and the price of the underlying securities. Losses on futures contracts may exceed the amount invested.
  Hedging Risk: Futures contracts held in short positions may not provide an effective hedge of the underlying securities or indices because changes in the prices of futures contracts may not track those of the securities or indices they are intended to hedge.
  Fund of Funds Risk: The investment performance of the Fund is affected by the investment performance of the underlying funds in which the Fund invests. The ability of the Fund to achieve its investment objective depends on the ability of the underlying funds to meet their investment objectives and on the adviser's decisions regarding the allocation of the Fund's assets among the underlying funds.
  Exchange-Traded Funds Risk: The risks of exchange traded funds (ETFs) generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in the price of the ETF being more volatile and ETFs have management fees that increase their costs.
  Non-Diversification Risk: The Fund is non-diversified, and, as a result may invest a greater portion of its assets in a particular issuer than a diversified fund. Therefore, the Fund's value may decrease because of a single investment or a small number of investments.

Fund Performance
The Fund is expected to commence operations on or about November 1, 2011. Once the Fund has at least one calendar year of performance, a bar chart and performance table will be included in the prospectus. Please note that the past performance of a Fund is not necessarily an indication of how the Fund will perform in the future.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Lincoln Advisors Trust
Prospectus Date	rr_ProspectusDate	Nov 1, 2011
Presidential Protected Profile 2050 Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.40%
Distribution and/or Service (12b-1 fees)	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Services Fee	rr_Component1OtherExpensesOverAssets	0.15%
Other Expenses	rr_OtherExpensesOverAssets	1.72%	[1]
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.15%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.67%
Less Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.62%)	[2]
Total Annual Fund Operating Expenses (After Expense Reimbursement)	rr_NetExpensesOverAssets	1.05%
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
1 year	rr_ExpenseExampleYear01	676
3 years	rr_ExpenseExampleYear03	1,211
Presidential Protected Profile 2050 Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	0.50%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.40%
Distribution and/or Service (12b-1 fees)	rr_DistributionAndService12b1FeesOverAssets	0.50%
Shareholder Services Fee	rr_Component1OtherExpensesOverAssets	0.15%
Other Expenses	rr_OtherExpensesOverAssets	1.72%	[1]
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.15%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.92%
Less Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.62%)	[2]
Total Annual Fund Operating Expenses (After Expense Reimbursement)	rr_NetExpensesOverAssets	1.30%
1 year	rr_ExpenseExampleYear01	182
3 years	rr_ExpenseExampleYear03	751
1 year	rr_ExpenseExampleNoRedemptionYear01	132
3 years	rr_ExpenseExampleNoRedemptionYear03	751
Presidential Protected Profile 2050 Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.40%
Distribution and/or Service (12b-1 fees)	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Services Fee	rr_Component1OtherExpensesOverAssets	0.15%
Other Expenses	rr_OtherExpensesOverAssets	1.72%	[1]
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.15%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.42%
Less Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.62%)	[2]
Total Annual Fund Operating Expenses (After Expense Reimbursement)	rr_NetExpensesOverAssets	0.80%
1 year	rr_ExpenseExampleYear01	82
3 years	rr_ExpenseExampleYear03	599
Presidential Protected Profile 2050 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PresidentialSM Protected Profile 2050 Fund (Class A, Class C, Class I)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The investment objective of the Fund is to seek the highest total return over time with an increased emphasis on capital preservation as the target date approaches. Thereafter, an emphasis will be placed on high current income

Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	with a secondary focus on capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Class A shares of eligible funds; more information about these and other discounts is available in the "Classes of Fund Shares" section on page of the Fund's prospectus or from your financial advisor. Unless you are eligible for a waiver, if you sell (redeem) your Class C shares of the fund during the first year, you will pay a CDSC of 0.50%.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 28, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. Because the Fund is newly organized, no portfolio turnover figures are available.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible funds;
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other Expenses" and "AFFE" are based on estimated amounts for the current fiscal year
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund's shares for the time periods indicated and then redeem all your shares at the end of those periods (except where otherwise noted). The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. Your actual costs may be higher or lower than this example.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund operates under a "fund of funds" structure. Under normal market conditions, the Fund will invest 80% or more of its net assets in underlying funds, including exchange traded funds ("underlying funds"). The Fund does not currently expect to invest in underlying funds advised by the adviser, although it may do so in the future. A significant portion of the Fund's net assets will be invested in underlying funds that employ a passive investment style, i.e., index funds. The Fund's largest allocation will be to underlying funds that primarily invest in domestic and foreign equity securities, including large-, medium- and small-cap equities and both growth and value equity securities. The foreign equity securities held by the underlying funds will be from issuers in both developed and emerging markets. The Fund will also employ an actively managed risk-management overlay ("protection sub-strategy") using up to 20% of its net assets. The protection sub-strategy consists of using hedging instruments (short positions in exchanged-traded futures contracts) to manage overall portfolio volatility and to protect the majority of the Fund's portfolio securities. Futures contracts can be purchased or sold by the Fund for less than their contract value, allowing an efficient use of Fund assets for the protection sub-strategy. "Volatility" in this context means variance in the Fund's investment returns. The adviser selects individual futures contracts on equity indices of domestic and foreign markets that it believes will have prices that are negatively correlated to the Fund's equity exposure. The Fund will sell (short) futures contracts on these indices to decrease the Fund's aggregate economic exposure to equities based on the adviser's evaluation of market volatility and downside market risk. The short futures contracts increase in value as equity markets decline. The adviser will regularly adjust the level of exchange-traded futures contracts to manage the overall net risk level of the Fund. The adviser's target volatility of returns for the Fund will adjust over time in relation to the target date. The protection sub-strategy would allow for more volatility of the Fund's returns the further the Fund is from the target date, but seeks to more tightly control the volatility of the Fund's returns as the investor reaches retirement and as the investor ages. Even in periods of low volatility in the equity markets, the adviser will continue to use the hedging techniques to preserve gains after favorable market conditions and reduce losses in adverse market conditions.The Fund's investment in exchange-traded futures and their resulting costs could limit the upside participation of the Fund in strong, increasing markets relative to unhedged funds. In situations of extreme market volatility, the exchange-traded futures could potentially reduce the Fund's net economic exposure to equity securities to 0%.The Fund is designed for investors planning to retire close to the year 2050 (target date). The target date refers to the approximate year an investor in the Fund would plan to retire and likely stop making new investments in the Fund. Before investing in the Fund, an investor should consider in addition to age and retirement date, other factors such as the investor's risk tolerance, personal circumstances, and complete financial situation. The adviser invests the Fund in underlying funds in accordance with an asset allocation between equity securities and fixed income securities. Over time, the asset allocation model will change according to a predetermined "glide path" shown in the chart below. As the glide path shows, the Fund's asset mix becomes more conservative as time elapses. In addition the glide path shows the Fund's target volatility of returns under the protection sub-strategy, which also becomes more conservative as time elapses. These features reflect the desire to reduce investment risk and volatility as retirement approaches.
Yrs Before Retirement Date	-40	-39	-38	-37	-36	-35	-34	-33	-32	-31	-30	-29
Fixed Income	2	3	4	6	8	9	10	12	13	14	15	16
Equity	98	97	96	94	92	91	90	88	87	86	85	84
Volatility Target	16	16	16	15	15	15	15	14	14	14	14	14

Yrs Before Retirement Date	-28	-27	-26	-25	-24	-23	-22	-21	-20	-19	-18	-17
Fixed Income	17	19	21	23	25	26	27	28	28	29	30	31
Equity	83	81	79	77	75	74	73	72	72	71	70	69
Volatility Target	14	13	13	13	13	12	12	12	12	12	12	11

Yrs Before Retirement Date	-16	-15	-14	-13	-12	-11	-10	-9	-8	-7	-6	-5
Fixed Income	32	33	34	35	36	37	37	38	38	39	39	40
Equity	68	67	66	65	64	63	63	62	62	61	61	60
Volatility Target	11	11	11	11	11	10	10	10	10	10	10	10

Yrs Before Retirement Date	-4	-3	-2	-1
Fixed Income	41	42	43	44
Equity	59	58	57	56
Volatility Target	10	9	9	9

Retirement Date	0
Fixed Income	45
Equity	55
Volatility Target	9

Yrs After Retirement Date	1	2	3	4	5	6	7	8	9	10	11	12
Fixed Income	47	49	50	52	54	55	57	58	60	62	63	65
Equity	53	51	50	48	46	45	43	42	40	38	37	35
Volatility Target	8	8	8	8	8	8	8	8	7	7	7	7

Yrs After Retirement Date	13	14	15	16	17	18	19	20	21	22	23	24
Fixed Income	67	68	70	71	72	73	74	75	75	75	75	75
Equity	33	32	30	29	28	27	26	25	25	25	25	25
Volatility Target	6	6	6	6	6	6	5	5

Yrs After Retirement Date	25
Fixed Income	75
Equity	25
Volatility Target
After the Fund reaches its designated retirement year, it will continue to be managed according to an asset allocation model that becomes increasingly conservative over time, until approximately twenty years after retirement (landing date) when the Fund is expected to maintain a static allocation of approximately 25% of its assets in underlying funds that invest primarily in equity securities. At the landing date, as a result of the protection sub-strategy, the Fund's net economic exposure to equities may vary between a low of 0% in extreme market conditions and a high of 25% in more benign markets. Under normal market conditions, the adviser expects the Fund's aggregate economic exposure to equities at the landing date to be between 15% and 25%. On at least an annual basis, the adviser will reassess and make any necessary revisions in the Fund's asset allocation model, including revising the asset class weightings in the model. At that time, the level of exchange-traded futures held will be adjusted for any changes to the asset allocation model. This will ensure that the overall risk level of the Fund remains aligned with the protection sub-strategy and the current level of the adviser's assessment of overall market risk and general economic climate. The maximum amount of change to the model's asset class allocations that would be made in one year is plus or minus 10%. On a quarterly basis, the adviser will evaluate the need to add, remove and/or re-weight the underlying funds in the Fund's asset allocation model. The adviser will also periodically rebalance the weightings in the underlying funds held by the Profile Fund to the asset allocation model. In general, the adviser does not anticipate making frequent changes in the asset allocation model and will not attempt to time the market. The amount of exchange-traded futures in the Profile Fund, which will affect the investor's exposure to equity securities, will fluctuate daily based upon market conditions.The amount of exchange-traded futures could reduce or even eliminate the Fund's equity exposure that is shown in the chart above. The Fund is non-diversified for purposes of the 1940 Act, and as a result may invest a greater percentage of its assets in a particular issuer than a diversified fund. However, through the underlying funds, the Fund owns a diversified mix of equity securities (stocks) and fixed income securities (bonds).

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
All mutual funds carry a certain amount of risk. Accordingly, loss of money is a risk of investing in the Fund. Here are specific principal risks of investing in the Fund:
  Market Risk: Prices of securities held by the fund may fall. As a result, your investment may decline in value and you could lose money. Your investment in the fund is not guaranteed. You can lose money in the fund near, at or after the target date.
  Asset Allocation Risk: The Fund maintains an asset allocation strategy and the amount invested in various asset classes of securities may change over time. The Fund is subject to the risk that the Fund may allocate assets to an asset class that underperforms other asset classes.
  Passive Management Risk: The underlying funds use an indexing strategy and do not individually select securities. Passively managed underlying funds will remain fully invested at all times and will be subject to fluctuations in the market indices which they are designed to track.
  Value Stocks Risk: Value stocks may never reach what is believed to be their full value, or may even go down in price. Value stocks tend to shift in and out of favor depending on market conditions, and as a result the Fund's performance my sometimes be lower than that of other types of funds.
  Growth Stocks Risks: The growth style may, over time, go in and out of favor. At times when the growth investing style is out of favor, the Fund may underperform other equity funds that use different investment styles.
  Small and Medium-Cap Companies Risk: Investing in the stock of medium and small-sized companies may involve greater risk than investing in larger companies. Historically, the price of small and medium capitalization stocks and stocks of recently organized companies have fluctuated more than larger capitalization stocks. Medium and small company stocks may trade less frequently and in limited volume resulting in fluctuating net asset values of the Fund's shares.
  Foreign Securities Risk: Foreign currency fluctuations and economic or financial instability could cause the value of the Fund's foreign investments to fluctuate. Investing in foreign securities involves the risk of loss from foreign government or political actions. Investing in foreign securities also involves risks resulting from the reduced availability of public information. Foreign investments may be less liquid and their prices more volatile than comparable investments in securities of U.S. issuers.
  Emerging Markets Risk: Risk of loss is typically higher for issuers in emerging markets. Emerging market countries may have especially unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Investments located in emerging markets tend to be less liquid, have more volatile prices and have significant potential for loss.
  Currency Risk: The value of the Fund's shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of foreign investments.
  Futures Risk: A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. The prices of futures contracts can be volatile, and futures contracts may be illiquid. In addition, there may be imperfect or even negative correlation between the price of the futures contracts and the price of the underlying securities. Losses on futures contracts may exceed the amount invested.
  Hedging Risk: Futures contracts held in short positions may not provide an effective hedge of the underlying securities or indices because changes in the prices of futures contracts may not track those of the securities or indices they are intended to hedge.
  Fund of Funds Risk: The investment performance of the Fund is affected by the investment performance of the underlying funds in which the Fund invests. The ability of the Fund to achieve its investment objective depends on the ability of the underlying funds to meet their investment objectives and on the adviser's decisions regarding the allocation of the Fund's assets among the underlying funds.
  Exchange-Traded Funds Risk: The risks of exchange traded funds (ETFs) generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in the price of the ETF being more volatile and ETFs have management fees that increase their costs.
  Non-Diversification Risk: The Fund is non-diversified, and, as a result may invest a greater portion of its assets in a particular issuer than a diversified fund. Therefore, the Fund's value may decrease because of a single investment or a small number of investments.

Risk Lose Money [Text]	rr_RiskLoseMoney	Accordingly, loss of money is a risk of investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk: The Fund is non-diversified, and, as a result may invest a greater portion of its assets in a particular issuer than a diversified fund. Therefore, the Fund's value may decrease because of a single investment or a small number of investments.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The Fund is expected to commence operations on or about November 1, 2011. Once the Fund has at least one calendar year of performance, a bar chart and performance table will be included in the prospectus. Please note that the past performance of a Fund is not necessarily an indication of how the Fund will perform in the future.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund is expected to commence operations on or about November 1, 2011. Once the Fund has at least one calendar year of performance, a bar chart and performance table will be included in the prospectus.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Please note that the past performance of a Fund is not necessarily an indication of how the Fund will perform in the future.

[1]	"Other Expenses" and "AFFE" are based on estimated amounts for the current fiscal year
[2]	Lincoln Investment Advisors Corporation (the "adviser") has contractually agreed to waive the following portion of its advisory fee for the Fund: 0.10% of average daily net assets of the Fund. The adviser has also contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding AFFE and Shareholder Service Fees) exceed 0.75% of average daily net assets of the Fund for Class A, 1.00% for Class C and 0.50% for Class I. Both agreements will continue at least through January 28, 2013 and cannot be terminated before that date without the mutual agreement of the Trust's board of trustees and the adviser.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Nov 1, 2011